UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑07755
Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: February 28
Date of reporting period: August 31, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report August 31, 2025

Nuveen California High Yield Municipal Bond Fund
Class A Shares/NCHAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$85	1.75%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$876,167,859

Total number of portfolio holdings	473

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N589_SAR_0825 4786878

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen California High Yield Municipal Bond Fund
Class C Shares/NAWSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$124	2.55%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$876,167,859

Total number of portfolio holdings	473

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N480_SAR_0825 4786878

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen California High Yield Municipal Bond Fund
Class I Shares/NCHRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	1.55%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$876,167,859

Total number of portfolio holdings	473

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of August 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N555_SAR_0825 4786878

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen California Municipal Bond Fund
Class A Shares/NCAAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$36	0.74%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,623,591,379

Total number of portfolio holdings	293

Portfolio turnover (%)	17%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N100_SAR_0825 4786886

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen California Municipal Bond Fund
Class C Shares/NAKFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$76	1.54%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,623,591,379

Total number of portfolio holdings	293

Portfolio turnover (%)	17%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N548_SAR_0825 4786886

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen California Municipal Bond Fund
Class I Shares/NCSPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.54%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,623,591,379

Total number of portfolio holdings	293

Portfolio turnover (%)	17%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N407_SAR_0825 4786886

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Connecticut Municipal Bond Fund
Class A Shares/FCTTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.82%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$217,732,581

Total number of portfolio holdings	135

Portfolio turnover (%)	5%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N886_SAR_0825 4786901

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Connecticut Municipal Bond Fund
Class C Shares/FDCDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.62%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$217,732,581

Total number of portfolio holdings	135

Portfolio turnover (%)	5%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N530_SAR_0825 4786901

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Connecticut Municipal Bond Fund
Class I Shares/FCTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$217,732,581

Total number of portfolio holdings	135

Portfolio turnover (%)	5%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N852_SAR_0825 4786901

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Massachusetts Municipal Bond Fund
Class A Shares/NMAAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.83%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$404,027,648

Total number of portfolio holdings	146

Portfolio turnover (%)	13%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N845_SAR_0825 4786907

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Massachusetts Municipal Bond Fund
Class C Shares/NAAGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.63%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$404,027,648

Total number of portfolio holdings	146

Portfolio turnover (%)	13%

What did the Fund invest in? (as of August 31, 2025)

(1)The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N522_SAR_0825 4786907

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen Massachusetts Municipal Bond Fund
Class I Shares/NBMAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.63%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$404,027,648

Total number of portfolio holdings	146

Portfolio turnover (%)	13%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N811_SAR_0825 4786907

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New Jersey Municipal Bond Fund
Class A Shares/NNJAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.81%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$372,261,106

Total number of portfolio holdings	268

Portfolio turnover (%)	9%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N753_SAR_0825 4786913

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New Jersey Municipal Bond Fund
Class C Shares/NJCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.61%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$372,261,106

Total number of portfolio holdings	268

Portfolio turnover (%)	9%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N514_SAR_0825 4786913

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New Jersey Municipal Bond Fund
Class I Shares/NMNJX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.61%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$372,261,106

Total number of portfolio holdings	268

Portfolio turnover (%)	9%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N720_SAR_0825 4786913

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New York Municipal Bond Fund
Class A Shares/NNYAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$37	0.76%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$935,190,702

Total number of portfolio holdings	200

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N670_SAR_0825 4786918

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New York Municipal Bond Fund
Class C Shares/NAJPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$77	1.56%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$935,190,702

Total number of portfolio holdings	200

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N498_SAR_0825 4786918

2

Semi-Annual Shareholder Report August 31, 2025

Nuveen New York Municipal Bond Fund
Class I Shares/NTNYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.56%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2025)

Fund net assets	$935,190,702

Total number of portfolio holdings	200

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N647_SAR_0825 4786918

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments August 31, 2025
California High Yield Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 124.7%
X 1,092,526,980 MUNICIPAL BONDS - 124.7%   X –
CONSUMER STAPLES - 1.8%
$ 27,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Alameda County Tobacco Asset
Securitization Corporation, Subordinate Series 2006A
0 .000% 06/01/50 $ 6,010,457
1,155,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000 06/01/47 1,011,805
3,460,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 3,093,119
17,600,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0 .000 06/01/47 2,837,681
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,679,728
5,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0 .000 06/01/46 1,152,459
TOTAL CONSUMER STAPLES 15,785,249
EDUCATION AND CIVIC ORGANIZATIONS - 25.6%
4,140,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6 .250 07/01/58 4,171,726
1,505,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Series 2024
5 .000 06/01/44 1,412,336
4,250,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020, (UB)
4 .000 07/01/50 3,700,756
900,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .000 10/01/35 899,944
1,335,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,219,771
4,020,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2017A
5 .000 10/01/47 3,540,203
700,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 698,551
2,000,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,823,836
250,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 224,930
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5 .000 06/01/48 1,042,770
400,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .125 07/01/35 399,974
425,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 387,964
400,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Series
2019A
4 .000 10/01/29 399,418
90,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 85,491
1,515,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/49 1,310,786
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/57 838,534
1,400,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/34 1,400,056

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 465,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000% 10/01/44 $ 414,668
3,695,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/41 3,366,619
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 961,676
1,800,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/49 1,563,750
1,715,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 1,630,750
1,145,000 California Municipal Finance Authority, Education Revenue
Bonds, Literacy First Charter Schools Project, Series 2019A
5 .000 12/01/39 1,158,711
2,260,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/51 1,877,227
1,000,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6 .375 06/15/64 1,030,462
710,000 (a) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9 .500 07/01/30 724,418
13,905,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 13,905,567
775,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .375 11/01/45 767,958
500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .625 11/01/54 493,867
1,500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 1,501,406
1,555,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/46 1,421,504
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/49 869,754
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/54 848,603
270,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6 .625 01/01/32 261,718
3,700,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .250 01/01/45 2,831,771
7,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6 .000 10/01/50 6,614,623
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/34 1,026,133
1,100,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .250 06/01/44 1,003,053
1,300,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .500 06/01/54 1,158,323
350,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .500 05/01/44 342,618
435,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .750 05/01/54 421,557
2,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,545,452
700,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250 06/15/47 692,582
4,500,000 (a) California Public Finance Authority, Educational Facility Revenue
Bonds, Crossroads Christian Schools, Series 2020
5 .000 01/01/56 3,630,461
1,075,000 (a) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 997,852
755,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/37 733,305

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000% 06/01/47 $ 1,763,585
2,090,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 1,783,213
1,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Ednovate - Obligated Group, Series 2018
5 .000 06/01/48 859,133
960,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/40 906,254
3,175,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .000 07/01/52 2,763,028
8,125,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .125 07/01/62 6,978,208
305,000 (a) California School Finance Authority School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2018A
5 .000 08/01/48 288,478
9,925,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 8,622,219
1,710,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .625 06/01/44 1,525,057
1,225,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,066,466
3,375,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000 06/01/64 2,898,397
585,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 584,954
1,040,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,003,050
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/41 1,518,424
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 421,673
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/41 784,510
500,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 322,807
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .000 06/15/54 4,418,717
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .125 06/15/64 4,388,008
2,300,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Lighthouse Community Public Schools -
Obligated Group, Series 2022A
6 .500 06/01/62 2,342,438
1,300,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5 .875 06/01/52 1,286,027
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5 .000 06/01/58 1,365,623
2,075,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,052,620
6,740,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .375 06/15/53 6,605,327
2,510,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/40 2,212,934

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 5,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000% 06/01/50 $ 4,475,245
1,600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,237,791
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group, Issue No.6,
Series 2020A
5 .000 08/01/42 949,589
5,315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group, Issue No.6,
Series 2020A
5 .000 08/01/61 4,668,521
5,045,000 (a) California School Finance Authority, Charter School Revenue
Bonds, City Charter School Obligated Group, Series 2016A
5 .000 06/01/42 4,597,308
805,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/44 766,777
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/37 229,449
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 205,155
1,500,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4 .750 06/01/36 900,000
1,180,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 708,000
1,890,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/64 1,572,615
1,150,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/41 869,522
1,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/51 992,542
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/61 617,714
675,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 675,804
1,135,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/55 970,343
560,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .625 06/01/43 544,101
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .875 06/01/53 672,119
425,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 411,081
1,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .000 06/01/54 1,164,883
1,545,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/59 1,340,250
2,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/64 2,013,850
2,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2016A
5 .000 06/01/46 2,232,003
950,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2017A
5 .125 06/01/47 856,318
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2017A
5 .250 06/01/52 892,703
990,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools - Obligated Group, Series
2017G
5 .000 06/01/37 970,008

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 925,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools - Obligated Group, Series
2017G
5 .000% 06/01/53 $ 797,753
605,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/31 582,406
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/51 2,132,035
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/61 2,002,250
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2020A
5 .000 06/01/60 2,406,533
380,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020B
5 .000 06/01/27 373,537
1,435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
6 .000 06/01/63 1,336,218
490,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds -  iLead Lancaster Project, Series 2021A
5 .000 06/01/41 442,988
1,450,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds -  iLead Lancaster Project, Series 2021A
5 .000 06/01/51 1,211,124
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 2,937,102
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 342,224
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 702,018
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 684,398
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7 .000 04/15/55 1,954,388
750,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2019A
5 .000 06/01/40 734,010
650,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/54 576,228
1,700,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/64 1,465,501
1,725,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/47 1,558,955
1,340,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/52 1,180,727
1,215,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2023A
5 .750 07/01/42 1,235,441
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .625 10/01/34 520,000
1,000,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .875 10/01/44 959,924
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
6 .000 10/01/49 495,694
3,050,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
4 .125 07/01/35 3,039,601

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000% 07/01/45 $ 981,492
2,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 1,960,366
1,200,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/54 1,100,786
1,200,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .375 08/01/42 1,220,374
1,150,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .750 08/01/52 1,173,053
725,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .250 07/01/48 708,437
1,355,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 1,360,452
9,000,000 (b) California State University, Systemwide Revenue Bonds, Series
2024A, (UB)
4 .000 11/01/49 7,939,149
4,325,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/41 4,136,413
580,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 569,186
125,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 122,669
1,580,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 1,512,518
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 224,104,225
HEALTH CARE - 8.6%
6,180,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 6,203,172
5,280,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 4,900,949
3,915,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 3,412,650
2,485,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,449,535
7,800,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hosptial at Stanford, Series
2017A, (UB)
5 .000 11/15/56 7,678,311
1,455,000 California Municipal Finance Authority, Revenue Bonds, Clinicas
del Camino Real, Inc., Series 2020
4 .000 03/01/28 1,466,857
2,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/46 1,850,474
5,480,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 5,389,419
8,200,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 7,295,170
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 952,393
1,565,000 (b) California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,568,791
16,700,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,157,779
2,055,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,998,283
2,280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,081,508

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 315,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250% 12/01/48 $ 297,800
6,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 4,693,257
1,500,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
4 .000 11/01/47 931,280
2,245,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/36 1,993,736
4,790,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/39 4,065,946
200,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 190,244
TOTAL HEALTH CARE 75,577,554
HOUSING/MULTIFAMILY - 17.1%
8,750,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 6,388,409
22,495,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 14,610,968
4,960,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 3,571,738
5,880,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 5,234,650
18,480,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 14,967,909
1,000,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 1,021,588
1,585,000 (a) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4 .000 03/01/37 1,340,608
57,867 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 59,105
8,308,591 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 8,344,822
2,375,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Royal York Estates Projects Series 2020A
4 .000 02/15/55 1,754,858
2,980,000 (a) California Municipal Finance Authority, Revenue Bonds, Catalyst
Impact Fund 1 LLC Series 2024-II
7 .000 01/01/39 3,024,434
1,335,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,342,304
1,715,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000 07/01/53 1,799,991
450,000 (a) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus Community
Development - Hooper Street LLC Project, Series 2019
5 .250 07/01/52 421,366
4,600,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/36 4,606,956
2,090,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 1,910,280
6,885,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 4,973,685
1,000,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 765,715

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 (a) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000% 08/01/56 $ 635,719
2,905,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4 .000 04/01/57 2,054,755
18,795,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 14,753,432
5,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 3,637,165
3,375,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 2,920,769
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4 .000 06/01/58 1,490,975
5,915,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2
4 .000 07/01/56 4,313,799
22,760,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 16,455,576
9,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 5,745,980
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4 .000 07/01/58 1,215,020
4,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 2,819,764
2,110,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 1,526,707
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 1,921,714
2,625,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 1,741,262
5,050,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 2,873,475
2,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,338,193
2,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4 .000 12/01/59 1,129,170
6,155,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 3,934,394
1,000,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5 .000 09/15/36 1,000,393
315,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/49 313,673
2,110,000 Palmdale Housing Authority, California, Multifamily Housing
Revenue Bonds, Impression, La Quinta, Park Vista &
Summerwood Apartments, Series 2015
5 .250 06/01/45 1,902,108
390,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 381,409
TOTAL HOUSING/MULTIFAMILY 150,244,838

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 8.8%
$ 1,115,000 Denair Unified School District, Stanislaus County, California,
General Obligation Bonds, Series 2002A - FGIC Insured
0 .000% 08/01/26 $ 1,088,189
1,205,000 Jamul Dulzura Union School District, San Diego County,
California, General Obligation Bonds, Election 1995 Series
2004A - NPFG Insured
0 .000 11/01/28 1,106,396
5,000,000 (b) Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured, (UB)
5 .250 08/01/48 5,202,245
5,000,000 (b) Oxnard School District, Ventura County, California, General
Obligation Bonds, Election of 2022 Series 2023A - BAM Insured,
(UB)
4 .125 08/01/50 4,460,849
1,350,000 Paso Robles Joint Unified School District, San Luis Obispo
and Monteray Counties, California, General Obligation Bonds,
Election 2006 Series 2010A
0 .000 09/01/34 989,345
9,470,000 (b) Pittsburg Unified School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2016, (UB)
4 .000 08/01/44 8,714,224
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,400,566
11,187,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 9,740,641
8,890,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 7,347,509
5,750,000 (b) San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2021A,
(UB)
4 .000 10/15/50 5,042,644
5,000,000 (b) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series
2023A, (UB)
4 .000 08/01/53 4,466,899
17,585,000 (b) Santa Ana Unified School District, Orange County, California,
General Obligation Bonds, 2018 Election Series 2022C, (UB)
4 .250 08/01/50 16,021,463
12,460,000 (b) Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B, (UB)
4 .000 08/01/45 11,080,137
TOTAL TAX OBLIGATION/GENERAL 76,661,107
TAX OBLIGATION/LIMITED - 30.7%
1,000,000 Adelanto Community Facilities District Number 2006-2, San
Bernadino County, California, Special Tax Bonds, Series 2015A
5 .000 09/01/45 996,308
850,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/48 835,730
1,250,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/53 1,215,389
330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/28 305,067
240,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/30 207,614
4,475,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/34 3,233,438
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/35 1,359,005
660,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/48 656,864
875,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/53 853,295
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5 .000 05/01/38 1,901,597
1,500,000 Brea Redevelopment Agency, Orange County, California, Tax
Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured
0 .000 08/01/28 1,389,109
1,700,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 1,700,438
3,605,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 2,637,945

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022B
6 .000% 09/01/52 $ 1,036,475
3,975,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022C
6 .250 09/01/52 4,177,325
3,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022D
6 .125 09/01/52 3,131,061
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .125 09/01/54 962,847
1,070,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/49 1,049,473
545,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/44 544,872
885,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/49 870,419
540,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
4 .700 09/01/54 481,356
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/54 964,498
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/49 975,431
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/54 950,219
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,151,409
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2022-8 City of Palmdale -
Wildflower/Creekside Encore Series 2024
5 .000 09/01/49 485,710
340,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area A, Series 2024
5 .000 09/01/49 327,130
800,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area A, Series 2024
5 .000 09/01/54 754,558
400,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2023
5 .250 09/01/43 408,960
1,060,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2023
5 .625 09/01/53 1,086,479
1,835,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/49 1,789,916
2,665,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/54 2,532,335
330,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2007-1 Orinda
Wilder Project, Refunding Series 2015
5 .000 09/01/37 330,173
875,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .000 09/01/33 875,844
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .125 09/01/42 2,000,268
2,500,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 2,500,926
1,200,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-02,
McSweeny, Improvement Area 1 Series 2023
5 .250 09/01/53 1,200,882
340,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022
5 .250 09/01/52 339,133

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 475,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000% 09/01/49 $ 466,530
650,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/54 635,454
2,400,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 4 Atwell, Series 2024
5 .000 09/01/55 2,320,427
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2021-02 Citro,
Series 2023
5 .000 09/01/53 1,944,623
1,635,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2022-07,
Improvement Area Number 1, Watson Ranch, Series 2023
5 .000 09/01/53 1,599,176
3,510,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/35 3,512,553
1,120,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/40 1,120,237
450,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 439,952
2,275,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2014A
5 .000 09/02/43 2,274,979
2,060,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2014B
5 .000 09/02/44 2,059,913
480,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017A
5 .000 09/02/46 480,129
375,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017B
5 .000 09/02/47 376,004
920,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018B
5 .000 09/02/48 920,124
725,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2019C
5 .000 09/02/44 710,937
1,495,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .125 09/02/42 1,465,941
1,990,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .375 09/02/52 1,995,430
3,965,000 California Statewide Communities Development Authority,
Statewide Infrastructure Program Revenue Bonds, Series 2020C
4 .000 09/02/40 3,629,261
1,085,000 Cathedral City Public Financing Authority, California, Tax
Allocation Bonds, Merged Redevelopment Project, Series 2000A
- NPFG Insured
0 .000 08/01/33 805,286
740,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 10, Series 2024.
5 .000 09/01/54 709,474
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,222
210,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .000 09/01/32 210,079
670,000 Corona, California, Special Tax Bonds, Community Facilities
District 2002-1 Dos Lagos Improvement Area 1, Refunding Series
2017
5 .000 09/01/37 681,572

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 345,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000% 09/01/51 $ 340,235
625,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/46 623,731
1,000,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/54 970,299
6,300,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 2, Series
2019
5 .000 09/01/39 6,417,390
1,000,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 4, Series
2022
5 .500 09/01/47 1,025,779
1,000,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 4, Series
2022
5 .500 09/01/51 1,018,203
1,250,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 5, Series
2023
5 .375 09/01/51 1,262,951
250,000 El Dorado County, California, Special Tax Bonds, Community
Facilities District 2005-2, Series 2006
5 .100 09/01/36 251,421
1,565,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/41 1,388,671
2,325,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/51 1,871,285
1,685,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/41 1,495,150
1,245,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/51 1,000,562
430,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 434,884
1,250,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/47 1,257,082
1,300,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/52 1,299,423
1,075,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2020
4 .000 09/01/45 933,995
4,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2022
5 .000 09/01/52 3,897,195
400,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/49 389,101
460,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/53 442,016
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/49 970,087
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/54 955,894
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Series 2022
5 .000 09/01/52 974,299
500,000 Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1, Series 2018
4 .000 09/01/43 435,834
375,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .250 09/01/38 365,544

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .500% 09/01/43 $ 470,673
3,000,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/49 2,946,506
2,620,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/54 2,546,003
4,040,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 3,859,542
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/43 997,886
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/53 968,011
1,030,000 Imperial, California, Special Tax Bonds, Community Facilities
District 2005-1 Springfield, Series 2015A
5 .000 09/01/36 1,030,646
155,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 155,410
3,380,000 Jurupa Unified School District, California, Special Tax Bonds,
Community Facilities District 9, Series 2015A
5 .000 09/01/45 3,380,325
1,220,000 Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2004-2, Series 2005
5 .350 09/01/35 1,229,148
475,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities
District 2006-1 Summerly Improvement Area KK, Series 2021
4 .000 09/01/42 420,043
600,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 591,502
595,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .650 09/01/38 600,315
945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .750 09/01/43 927,567
925,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/39 925,170
1,815,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/43 1,814,900
1,750,000 Los Angeles County, California, Special Tax Bond, Community
Facilities District 2021-01 Valencia-Facilities Improvement Area 1,
Series 2022
5 .000 09/01/47 1,743,538
8,660,000 Madera County, California, Special Tax Bonds, Community
Facilities District 2021-1 Tesoro Viejo II Improvement Area 1,
Series 2022
5 .750 09/01/53 8,749,995
2,022,000 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004 - NPFG Insured
0 .000 09/15/33 1,516,194
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,989,103
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .125 09/01/39 470,972
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .250 09/01/44 448,599
1,325,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .125 09/01/47 1,330,181
2,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .250 09/01/52 2,007,219
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2016-1,
Improvement Area B, Series 2022
4 .625 09/01/52 901,308

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 750,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000% 09/01/53 $ 722,803
700,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/48 692,912
1,000,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/53 963,737
2,095,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2023-1, Rockport Ranch Series 2024
5 .000 09/01/49 2,049,157
825,000 Murrieta, California, Special Tax Bonds, Community Facilities
District 2005-5 Golden City Improvement Area A, Series 2017
5 .000 09/01/46 824,387
980,480 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 264,729
2,926,584 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .943 09/01/36 790,178
1,250,000 Oceanside, California, Special Tax Bonds, Community Facilities
District 2006-1, Pacific Coast Business Park, Series 2017
5 .000 09/01/38 1,263,035
1,200,000 Ontario, California, Special Tax Bonds, Community Facilities
District 28 New Haven Facilities - Area A, Series 2017
5 .000 09/01/47 1,187,694
845,000 Ontario, California, Special Tax Bonds, Community Facilities
District 55 Parklane Facilities, Series 2022
5 .000 09/01/53 821,603
350,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/42 355,538
3,400,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/47 3,396,346
500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2023-1 Rienda Phase 2B, Series 2023A
5 .500 08/15/53 508,072
235,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2021
3 .000 09/01/31 225,107
1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0 .000 12/01/30 1,051,912
2,990,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/27 2,840,124
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,251,137
2,670,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,358,747
1,200,000 Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series 2015
5 .000 09/01/40 1,200,236
1,590,000 Rancho Cordova, California, Special Tax Bonds, Communities
Facilities District 2014-1 Montelena, Series 2022
5 .000 09/01/42 1,601,467
250,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .000 09/01/38 258,364
525,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .125 09/01/43 531,369
1,300,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .375 09/01/53 1,313,306
1,400,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Improvement Area 1 Section 31-Cotino, Series
2024A
5 .000 09/01/54 1,332,287
1,755,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/29 1,567,951
1,260,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/31 1,039,741
1,185,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 1,085,562
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 988,733

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,525,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .250% 09/01/47 $ 1,515,569
2,015,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/52 1,880,100
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2019-1 Phase 2 Public
Improvements, Series 2019
4 .000 09/01/46 818,262
1,295,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0 .000 06/01/26 1,272,015
2,115,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5 .000 09/01/30 2,129,973
1,500,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/45 1,475,886
2,375,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/50 2,311,231
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/55 1,921,981
1,010,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/34 724,642
1,155,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/35 789,206
815,000 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015
5 .000 09/01/39 815,336
935,000 Rohnert Park Community Development Agency, California, Tax
Allocation Bonds, Series 1999
0 .000 08/01/33 708,671
2,635,000 Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake Improvement
Area 3, Series 2013
5 .000 09/01/43 2,634,895
480,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .000 09/01/43 480,618
1,500,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .250 09/01/53 1,504,471
1,050,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
5 .500 09/01/46 1,054,581
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/43 1,000,785
1,150,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/53 1,118,158
625,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2022
4 .500 09/01/52 553,821
1,100,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014
5 .000 09/01/34 1,100,964
1,500,000 (a) Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2017
5 .000 09/01/47 1,498,423
2,755,000 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022
5 .000 09/01/52 2,692,026
230,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 230,204
1,510,000 (a),(b) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
11 .200 12/01/33 2,411,806
4,295,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,424,268
4,435,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/32 3,367,761
240,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5 .900 09/01/37 242,115

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,900,000 (a) Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01
5 .000% 09/01/47 $ 1,863,248
428,000 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Grace Lofts Redevelopment Projects, Series 2007A
2 .100 12/31/26 12,840
1,485,000 San Bernardino Community Facilities District Number 2020-1,
California, Special Tax Bonds, Series 2022
4 .500 09/01/52 1,266,703
345,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5 .500 06/01/37 354,239
550,000 San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2006-1 Lytle Creek North
Improvement Area 1, Series 2015
5 .000 09/01/40 550,104
905,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .000 09/01/43 838,313
1,525,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .500 09/01/53 1,442,184
1,500,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2022B
5 .000 09/01/52 1,335,842
780,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 781,218
1,250,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Series 2014A
5 .000 08/01/43 1,250,005
1,450,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Series 2023B
5 .750 09/01/53 1,485,573
1,000,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 1,024,533
1,000,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/42 1,040,693
1,735,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/47 1,766,982
1,150,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/52 1,163,682
965,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .250 09/01/48 961,793
2,050,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .500 09/01/53 2,076,627
925,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .125 09/01/50 917,527
1,600,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .250 09/01/55 1,601,237
5,000,000 Stockton, California, Special Tax Revenue Bonds, Community
Facilities District 19-1, Cannery Park II, Series 2022
5 .000 09/01/52 4,815,225
5,400,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2014-1, Series 2022
4 .500 09/01/52 4,721,998
1,045,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,066,593
1,750,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2023A
5 .000 09/01/49 1,721,167
400,000 Temecula Valley Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District 2011-
1, Series 2014
4 .250 09/01/44 351,775

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,195,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 1, Series 2019
5 .000% 09/01/49 $ 1,154,497
2,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .875 09/01/53 2,805,983
1,000,000 Val Verde Unified School District, California, Special Tax
Bonds, Community Facilities District 2018-2 Stratford Ranch,
Improvement Area 2 Series 2023
5 .000 09/01/54 976,151
700,000 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-
1, Series 2013
5 .000 09/01/43 699,997
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 947,084
350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/35 350,341
785,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/45 785,075
1,890,000 Westside Union School District, California, Special Tax Bonds,
Community Facilities District 2016-1 Improvement Area B, Series
2023
5 .250 09/01/52 1,756,878
1,445,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5 .000 09/01/47 1,391,278
290,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 101,500
TOTAL TAX OBLIGATION/LIMITED 269,377,475
TRANSPORTATION - 7.6%
10,845,000 (b) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)
4 .000 01/15/46 9,861,944
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A - AGM Insured
0 .000 01/15/37 3,208,447
250,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/36 253,499
400,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/37 404,130
10,000,000 (b) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT), (UB)
5 .000 05/15/44 9,925,547
375,174 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 375,254
10,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5 .250 07/01/58 10,108,011
5,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 4,930,811
20,000,000 (b) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT), (UB)
5 .750 05/01/48 20,872,460
5,165,000 (b) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5 .000 05/01/48 5,078,607
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,003
50,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Series
1997A - NPFG Insured
0 .000 01/15/31 41,901
1,200,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022B, (AMT)
6 .500 04/01/52 1,109,928
TOTAL TRANSPORTATION 66,270,542

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 0.3% (d)
$ 2,320,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0 .000% 09/01/35 $ 1,663,892
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/37 276,096
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 276,096
TOTAL U.S. GUARANTEED 2,216,084
UTILITIES - 24.2%
27,110,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31), (UB)
4 .000 02/01/52 27,240,114
6,000,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31), (UB)
5 .000 02/01/54 6,382,406
17,680,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30), (UB)
5 .500 10/01/54 18,999,906
44,950,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 48,137,611
1,100,000 (a) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023, (AMT)
5 .000 11/21/45 1,089,910
48,170,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Prepaid Pacific Life Insurance, Series 2025,
(Mandatory Put 8/01/35), (UB)
5 .000 12/01/55 51,777,851
25,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/28 26,764
7,185,000 (b) M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C, (UB)
7 .000 11/01/34 8,590,433
295,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 309,850
3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,806,451
5,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,133
8,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 4,529,742
1,140,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/34 1,132,441
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 581,213
2,925,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/26 1,710,191
1,415,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 832,262
5,385,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/42 3,236,103
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4 .625 07/01/30 14,893
85,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2003NN
5 .500 01/01/26 48,891
1,950,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 1,132,389
915,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 528,193
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 580,024
295,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 169,877

Portfolio of Investments August 31, 2025
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250% 07/01/25 $ 288,504
3,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/27 1,729,570
1,020,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/31 590,942
2,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010BBB
5 .400 07/01/28 1,156,468
135,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 78,471
200,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .800 07/01/27 119,799
1,030,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010DDD
3 .625 01/01/26 619,147
1,445,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 847,063
95,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/26 55,107
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 585,604
275,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/25 159,923
165,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .000 01/01/26 95,908
1,695,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .000 01/01/26 995,794
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/26 591,223
220,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 123,130
4,430,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 2,502,160
2,380,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,357,913
11,135,000 (b) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35), (UB)
5 .500 01/01/56 12,355,834
1,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/29 1,058,590
220,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 233,983
2,190,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 2,193,298
150,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 150,523
5,020,000 West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021
4 .000 06/01/46 4,538,304
TOTAL UTILITIES 212,289,906
TOTAL MUNICIPAL BONDS
(Cost $1,147,230,659) 1,092,526,980
TOTAL LONG-TERM INVESTMENTS
(Cost $1,147,230,659) 1,092,526,980

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
X 7,675,000 REPURCHASE AGREEMENTS - 0.9%   X –
$ 7,675,000 (e) Fixed Income Clearing Corporation 4 .260% 09/02/25 $ 7,675,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,675,000) 7,675,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,675,000) 7,675,000
TOTAL INVESTMENTS - 125.6%
(Cost $1,154,905,659) 1,100,201,980
FLOATING RATE OBLIGATIONS - (27.2)%   (238,660,000)
OTHER ASSETS & LIABILITIES, NET - 1.6% 14,625,879
NET ASSETS - 100% $ 876,167,859
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $345,333,234 or 31.4% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $7,678,633 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 4/15/28, valued at $7,828,617.

Portfolio of Investments August 31, 2025
California Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.7%
X 1,554,421,575 MUNICIPAL BONDS - 95.7%   X –
CONSUMER STAPLES - 0.0%
$ 370,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 304,557
TOTAL CONSUMER STAPLES 304,557
EDUCATION AND CIVIC ORGANIZATIONS - 7.1%
2,815,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Refunding Series 2015
5 .000 11/01/36 2,826,838
2,040,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/43 2,121,938
3,240,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
4 .250 11/01/48 2,943,402
11,780,000 California Enterprise Development Authority, Revenue Bonds,
Castilleja School Foundation Series 2024
4 .000 06/01/54 9,946,403
2,435,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B
4 .000 05/01/41 2,275,752
3,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 2,612,299
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 2,067,452
500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 456,843
3,250,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/50 3,202,942
1,275,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .000 01/01/35 1,083,638
8,595,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 7,046,261
6,980,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 6,665,137
445,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/27 448,962
250,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 213,303
2,935,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/50 2,514,760
1,045,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,007,873
1,100,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/45 1,005,365
450,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 449,981
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 421,673
1,915,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,481,481
815,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group, Issue No.6,
Series 2020A
5 .000 08/01/52 730,974
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 205,155
410,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 246,000
500,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 300,000
375,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 375,447

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 720,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000% 07/01/55 $ 640,698
550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/43 543,780
285,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2016A
5 .000 06/01/36 284,242
280,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools - Obligated Group, Series
2023A
5 .000 06/01/43 265,517
750,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 736,119
830,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 808,383
5,235,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 5,191,576
680,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/48 542,587
545,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .000 07/01/40 542,238
15,325,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 15,375,390
3,100,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 3,148,889
15,665,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 15,770,876
5,210,000 California State University, Systemwide Revenue Bonds, Series
2019A
5 .000 11/01/49 5,238,798
1,120,000 California State University, Systemwide Revenue Bonds, Series
2024A
4 .000 11/01/55 961,558
1,115,000 San Diego County, California, Limited Revenue Obligations,
Sanford Burnham Prebys Medical Discovery Institute, Series
2015A
5 .000 11/01/28 1,119,629
11,620,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 11,783,858
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 115,604,017
FINANCIALS - 0.0%
7,048 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 2,055
TOTAL FINANCIALS 2,055
HEALTH CARE - 15.6%
17,205,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 17,221,092
3,815,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 3,780,498
1,225,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,263,127
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 11,029,582
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 6,177,153
3,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 3,649,486
6,100,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2012A
4 .000 11/15/39 5,771,675
7,850,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 6,749,357
2,700,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,661,467

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 10,750,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000% 04/01/40 $ 10,190,641
3,175,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 2,783,566
35,085,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 29,527,592
1,825,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 1,819,213
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .000 07/01/44 1,970,739
32,335,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 31,771,530
5,300,000 California Municipal Finance Authority, Revenue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 5,218,071
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 237,929
1,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 1,816,174
11,500,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 11,309,911
6,750,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 6,005,171
3,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,628,617
2,950,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 2,957,147
2,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 1,863,635
15,050,000 California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A
5 .000 08/01/47 15,064,961
2,500,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 2,458,760
6,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 5,828,672
20,750,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 18,943,553
8,400,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 8,089,498
1,305,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 1,308,993
10,875,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 10,447,021
10,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000 08/01/45 8,272,779
1,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 1,003,045
1,365,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 1,379,384
3,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5 .000 06/01/40 2,815,423
5,000,000 Palomar Health System, California, Revenue Bonds, Refunding
Series 2017
5 .000 11/01/42 3,937,961
1,630,000 Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017
5 .000 01/01/47 1,598,885
2,800,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 2,663,412
TOTAL HEALTH CARE 253,215,720

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 14.6%
$ 4,670,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000% 02/01/56 $ 2,960,578
15,920,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 11,623,254
30,005,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 19,488,869
560,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 403,261
425,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 378,355
2,850,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 2,497,554
25,810,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 20,904,856
10,175,006 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 10,319,417
12,006,379 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 11,330,471
1,464,760 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,496,091
9,606,808 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 9,648,700
2,900,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects, Social Series 2024A
5 .000 08/15/59 2,798,971
2,740,000 California Statewide Community Development Authority,
Multifamily Housing Revenue Senior Bonds, Westgate Courtyards
Apartments, Series 2001X-1 - AMBAC Insured, (AMT)
5 .420 12/01/34 2,738,864
23,205,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 16,763,160
5,675,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 4,059,678
920,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 718,467
8,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 5,583,621
5,230,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 4,061,209
26,965,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 19,615,231
16,355,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 14,153,830
2,550,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 2,244,489
4,640,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 3,289,316
19,550,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 14,134,732
1,615,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,193,909
4,750,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 2,915,962
395,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 272,860

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 15,125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000% 08/01/56 $ 12,819,787
3,765,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,724,195
5,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 4,404,568
7,475,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 4,958,451
2,100,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000 09/01/46 1,653,950
3,995,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,645,673
16,280,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 9,263,400
2,100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,405,103
7,545,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 4,822,908
265,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5 .000 09/15/25 265,093
2,480,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 2,129,061
4,325,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 3,903,153
TOTAL HOUSING/MULTIFAMILY 236,591,047
HOUSING/SINGLE FAMILY - 0.3%
6,000,000 California Department of Veterans Affairs, Home Purchase
Revenue Bonds, Series 2024A
4 .300 12/01/54 5,398,876
TOTAL HOUSING/SINGLE FAMILY 5,398,876
TAX OBLIGATION/GENERAL - 11.6%
1,000,000 Acalanes Union High School District, Contra Costa County,
California, General Obligation Bonds, Refunding Series 2010A
0 .000 08/01/26 979,485
8,000,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/47 7,352,189
6,375,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/50 5,630,496
5,570,000 (c) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0 .000 05/01/42 4,138,570
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/45 2,522,033
835,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/46 839,763
22,700,000 California State, General Obligation Bonds, Various Purpose
Series 2018
5 .000 10/01/47 22,758,457
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,603,917
3,385,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000 08/01/55 3,417,139
4,900,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,289,579
2,745,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 2,474,368

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 7,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000% 08/01/47 $ 6,309,864
30,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series
2009A
5 .500 08/01/29 30,158
38,460,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 39,414,423
31,210,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 31,964,442
6,225,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 5,778,531
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,546,033
4,040,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 3,647,550
2,290,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2018,
Series 2019A
5 .000 08/01/44 2,355,286
9,440,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 10,672,177
7,070,089 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 4,951,062
1,535,000 (c) San Leandro Unified School District, Alameda County, California,
General Obligation Bonds, Election 2006 Series 2010C - AGC
Insured
0 .000 08/01/39 1,567,768
2,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 2,056,160
3,080,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 3,040,294
645,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 646,338
8,640,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 7,683,177
3,500,000 (c) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 2,796,123
TOTAL TAX OBLIGATION/GENERAL 188,465,382
TAX OBLIGATION/LIMITED - 9.3%
1,035,000 Beaumont, California, Special Tax Bonds, Community Facilities
District 93-1 Improvement Area 8D, Series 2018A
5 .000 09/01/48 1,021,753
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,601,977
355,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5 .125 08/01/26 355,600
200,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 200,052
1,760,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 1,287,873
2,040,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers' Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 2,056,854
1,960,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004 - AMBAC Insured
5 .000 12/01/25 1,963,425
750,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020A
4 .000 09/01/45 643,991

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 4,325,000 California State Public Works Board, Lease Revenue Bonds,
California Air Resources Board, Southern California Headquarters
- Mary D. Nichols Campus, Green Series 2022D
4 .000% 05/01/47 $ 3,851,243
335,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 327,520
945,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 944,300
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 997,628
800,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 802,590
775,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 1, Series
2017
5 .000 09/01/37 787,048
1,800,000 Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Dublin Crossing Improvement Area 2, Series
2019
5 .000 09/01/44 1,805,721
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19 Mangini
Ranch, Series 2019
5 .000 09/01/49 946,544
310,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 296,153
6,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/32 6,029,642
3,725,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 3,743,402
1,000,000 Huntington Beach, California, Special Tax Bonds, Community
Facilities District 2003-1 Huntington Center, Refunding Series
2013
5 .375 09/01/33 1,001,095
570,000 Indio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Refunding Series 2015
5 .000 09/01/35 570,415
4,585,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/42 4,797,128
1,400,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 1,380,170
1,000,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 993,925
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,010,472
5,075,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 5,196,109
7,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/44 7,111,435
5,920,000 (d) Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/50 6,170,267
325,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/48 320,840
1,455,000 Modesto, California, Special Tax Bonds, Community Facilities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/28 1,457,653
3,250,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/35 3,253,608
3,215,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/36 3,218,049
255,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
5 .250 08/15/45 253,140

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 27,597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000% 07/01/46 $ 8,722,236
27,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 24,794,406
5,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 5,106,026
7,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 6,647,780
4,180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 4,286,218
415,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 32, Series 2020
4 .000 09/01/45 355,877
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015
5 .000 09/01/28 1,001,357
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015
5 .000 09/01/29 1,001,270
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015
5 .000 09/01/30 1,000,737
3,390,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A
4 .000 07/01/38 3,353,250
355,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 355,554
3,380,000 Santa Barbara Finance Authority, California, Lease Revenue
Bonds, Public Safety and Parks Projects, Series 2024
4 .000 05/15/54 2,893,269
40,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 40,124
2,235,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 2,236,352
380,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 3, Series
2024
5 .000 09/01/44 377,172
525,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 3, Series
2024
5 .000 09/01/49 519,210
650,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 3, Series
2024
5 .000 09/01/54 637,373
105,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 108,649
1,345,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .625 09/01/43 1,391,877
3,120,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 3,005,228
625,000 Val Verde Unified School District, California, Special Tax
Bonds, Community Facilities District 2018-2 Stratford Ranch,
Improvement Area 2 Series 2023
5 .000 09/01/48 618,671
7,600,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .000 09/01/33 7,621,664
7,920,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .125 09/01/37 7,942,334
TOTAL TAX OBLIGATION/LIMITED 150,414,256
TRANSPORTATION - 18.6%
50,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Subordinate Lien Series 2016A
5 .000 10/01/25 50,053
4,375,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375 07/01/49 3,917,854
18,840,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 17,132,229

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,550,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000% 05/15/37 $ 1,496,779
1,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/38 1,191,525
1,930,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/39 1,827,965
2,255,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 2,235,954
5,050,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Green Series 2022G,
(AMT)
5 .000 05/15/52 4,978,002
6,925,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 6,866,509
1,935,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/36 1,968,357
24,440,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 24,258,037
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/30 2,115,964
2,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/34 2,497,157
1,695,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/35 1,744,995
3,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/39 3,536,728
3,600,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/37 3,680,547
10,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/44 9,925,547
9,680,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 10,067,597
6,995,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 6,960,233
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4 .000 05/15/49 848,403
16,305,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 13,833,964
3,085,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/40 2,891,890
10,815,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 9,270,217
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/48 4,187,042
10,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 10,108,011

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,625,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000% 07/01/47 $ 2,638,584
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 1,976,838
4,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 3,950,327
2,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 2,478,825
7,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 6,903,135
16,055,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/41 16,942,325
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,197,457
2,330,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 2,350,936
6,130,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 6,343,204
14,120,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 14,119,500
5,150,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,151,114
3,515,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 3,447,811
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/41 10,002,299
17,855,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/46 17,547,328
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/47 4,910,150
7,170,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 7,162,872
9,315,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 9,159,191
1,025,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 1,030,437
18,500,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 18,454,033
16,460,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 14,086,932
3,195,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 3,195,229
TOTAL TRANSPORTATION 301,640,086
U.S. GUARANTEED - 2.1% (e)
8,310,000 Antelope Valley Community College District, Los Angeles
County, California, General Obligation Bonds, Election 2016
Series 2017A, (Pre-refunded 2/15/27)
5 .250 08/01/42 8,652,262
185,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Refunding Series 2015, (Pre-refunded
11/01/25)
5 .000 11/01/36 185,778
5,360,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 5,543,443
10,845,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A, (Pre-refunded
11/15/25)
5 .000 11/15/41 10,903,936
1,235,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 1,323,108

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (e) (continued)
$ 265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000% 06/01/47 $ 276,096
500,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) -
AGM Insured
6 .800 08/01/39 542,521
4,390,000 Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0 .000 06/01/28 4,117,328
545,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 591,615
2,000,000 San Diego Community College District, San Diego County,
California, General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 8/01/26)
5 .000 08/01/41 2,052,606
5,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,220
TOTAL U.S. GUARANTEED 34,193,913
UTILITIES - 16.5%
12,110,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 12,984,725
2,890,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 3,088,168
22,830,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 23,843,565
14,365,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 15,270,087
20,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 21,035,006
5,000,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 5,001,372
18,060,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 17,149,725
4,405,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,453,888
11,270,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Prepaid Pacific Life Insurance, Series 2025,
(Mandatory Put 8/01/35)
5 .000 12/01/55 12,114,104
2,500,000 El Dorado Irrigation District, California, Certificates of
Participation, Revenue Bonds, Series 2024A
4 .000 03/01/50 2,142,931
5,005,000 Irvine Ranch Water District, California, Certificates of Participation,
Irvine Ranch Water District Series 2016
5 .000 03/01/46 5,029,232
6,525,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017A
5 .000 07/01/42 6,528,715
8,430,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 8,376,331
4,770,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 4,758,086
32,975,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 32,958,727
6,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021B
5 .000 07/01/51 6,058,943
2,040,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 2,040,101

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 5,165,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000% 07/01/52 $ 5,158,738
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023D
5 .000 07/01/43 5,104,242
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023E
5 .000 07/01/53 4,985,784
465,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 466,392
6,640,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022D
5 .000 07/01/52 6,644,187
7,730,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2016A
5 .000 07/01/46 7,586,493
7,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/40 7,138,355
9,990,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/41 10,159,005
2,215,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 2,326,497
2,180,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,039,354
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4 .000 07/01/42 215,900
5,110,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,412,997
900,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/42 856,594
7,145,000 San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500 01/01/56 7,928,373
3,520,000 Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 3,730,881
17,000,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 17,004,168
TOTAL UTILITIES 268,591,666
TOTAL MUNICIPAL BONDS
(Cost $1,649,362,785) 1,554,421,575
TOTAL LONG-TERM INVESTMENTS
(Cost $1,649,362,785) 1,554,421,575
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
X 13,000,000 MUNICIPAL BONDS - 0.8%   X –
WATER AND SEWER - 0.8%
$ 13,000,000 (f),(g) Orange County Water District, California, Revenue Certificates of
Participation, Adjustable Rate Series 2003A
2 .650 08/01/42 $ 13,000,000
TOTAL WATER AND SEWER 13,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,000,000) 13,000,000
TOTAL INVESTMENTS - 96.5%
(Cost $1,662,362,785) 1,567,421,575
OTHER ASSETS & LIABILITIES, NET - 3.5% 56,169,804
NET ASSETS - 100% $ 1,623,591,379
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $265,380,361 or 16.9% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.

Portfolio of Investments August 31, 2025
(continued)
California Municipal Bond

See Notes to Financial Statements
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2025
Connecticut Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
X 211,784,517 MUNICIPAL BONDS - 97.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 19.4%
$ 1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1
5 .000% 07/01/46 $ 1,885,327
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2017R
4 .000 07/01/47 632,421
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,064,654
400,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/42 414,179
350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/44 356,798
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .250 07/01/47 1,030,036
1,545,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .250 07/01/47 1,575,107
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .000 07/01/53 997,176
1,130,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Loomis Chaffe School, Series 2023L
4 .000 07/01/43 1,019,512
5,095,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2015L
5 .000 07/01/45 5,024,204
1,750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M
5 .000 07/01/35 1,760,870
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023N
5 .000 07/01/48 1,964,930
5,110,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,129,611
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2020K
5 .000 07/01/40 2,040,668
3,465,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L
5 .000 07/01/42 3,535,139
790,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Issue, Series 2021L
3 .000 07/01/41 644,162
2,210,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Issue, Series 2021L
3 .000 07/01/46 1,628,021
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2020R
4 .000 06/01/45 1,294,184
4,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/46 3,383,865
1,175,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/51 956,662
1,900,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of Hartford, Series 2022P
5 .375 07/01/52 1,650,359
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1
5 .000 07/01/37 2,011,074
1,200,000 University of Connecticut, Student Fee Revenue Bonds, Special
Obligation Series 2023A
5 .250 11/15/48 1,253,509
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 42,252,468
HEALTH CARE - 16.6%
4,600,000 Connecticut Health and Educational Facilities Authority Revenue
Bonds, Hartford HealthCare, Series 2015F
5 .000 07/01/45 4,553,042
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children Medical Center and Subsidiaries,
Series 2023E
5 .250 07/15/48 1,022,500
5,160,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children Medical Center and Subsidiaries,
Series 2023E
4 .250 07/15/53 4,440,605
695,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Griffin Hospital, Series 2020G-1
5 .000 07/01/39 669,017
1,085,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A
4 .000 07/01/40 996,497

Portfolio of Investments August 31, 2025
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured
4 .000% 07/01/51 $ 2,558,602
500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare, Series 2014E
5 .000 07/01/42 500,023
1,995,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,995,988
2,455,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 2,467,402
2,860,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 2,598,094
6,020,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A - BAM Insured
4 .000 07/01/49 5,186,769
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M
4 .000 07/01/42 1,329,027
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 1,606,533
2,350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 2,355,014
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 2,001,168
985,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/45 1,016,985
795,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/47 812,052
TOTAL HEALTH CARE 36,109,318
HOUSING/MULTIFAMILY - 1.2%
1,890,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,635,225
1,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025C-1
4 .650 11/15/40 1,001,472
TOTAL HOUSING/MULTIFAMILY 2,636,697
HOUSING/SINGLE FAMILY - 1.6%
1,440,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .150 11/15/41 973,796
1,560,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .300 11/15/46 959,794
190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .850 05/15/38 133,688
1,430,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .600 11/15/49 1,360,734
TOTAL HOUSING/SINGLE FAMILY 3,428,012
LONG-TERM CARE - 5.7%
1,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A
5 .000 08/01/44 1,013,320
2,600,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5 .000 09/01/46 2,356,366
900,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 831,223
200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 148,409
4,365,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Masonicare Issue, Series 2016F
5 .000 07/01/37 4,267,778
2,650,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 2,218,095
730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/41 622,197
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/51 929,991
TOTAL LONG-TERM CARE 12,387,379

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 22.5%
$ 2,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000% 08/15/41 $ 2,005,323
1,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2024A - BAM Insured
5 .000 07/01/44 1,028,728
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .400 06/15/41 704,141
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .550 06/15/46 655,845
960,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28
2 .375 06/15/40 699,189
2,370,000 Connecticut State, General Obligation Bonds, Series 2015F 5 .000 11/15/34 2,376,849
1,000,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/34 1,027,610
3,270,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,351,581
1,510,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 1,559,973
1,325,000 Connecticut State, General Obligation Bonds, Series 2018C 5 .000 06/15/38 1,363,769
1,450,000 Connecticut State, General Obligation Bonds, Series 2019A 4 .000 04/15/37 1,451,619
650,000 Connecticut State, General Obligation Bonds, Series 2019A 5 .000 04/15/39 670,472
2,000,000 Connecticut State, General Obligation Bonds, Series 2020A 4 .000 01/15/37 2,011,986
2,000,000 Connecticut State, General Obligation Bonds, Series 2021A -
BAM Insured
3 .000 01/15/40 1,645,279
500,000 Connecticut State, General Obligation Bonds, Series 2024D 4 .000 05/01/41 474,198
2,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/42 2,097,514
1,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/44 1,040,778
225,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 174,036
300,000 East Haddam, Connecticut, General Obligation Bonds, Series
2020A
3 .000 12/01/37 266,280
325,000 East Lyme, Connecticut, General Obligation Bonds, Series 2020 3 .000 07/15/40 264,078
1,035,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/35 1,078,658
1,075,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A
4 .000 07/15/39 1,050,097
3,000,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2023
4 .000 08/01/43 2,801,963
2,285,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
5 .250 10/15/48 2,359,809
1,000,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
4 .625 10/15/53 950,893
5,000,000 New Britain, Connecticut, General Obligation Bonds, Series
2022A - BAM Insured
5 .000 03/01/47 5,057,437
795,000 New Haven, Connecticut, General Obligation Bonds, Series 2015
- AGM Insured
5 .000 09/01/32 796,015
1,620,000 New Haven, Connecticut, General Obligation Bonds, Series 2015
- AGM Insured
5 .000 09/01/33 1,621,847
500,000 New Haven, Connecticut, General Obligation Bonds, Series 2015
- AGM Insured
5 .000 09/01/35 500,455
1,000,000 New Haven, Connecticut, General Obligation Bonds, Series
2016A - AGM Insured
5 .000 08/15/36 1,011,599
1,035,000 Oxford, Connecticut, General Obligation Bonds, Series 2019A 4 .000 08/01/39 1,020,126
2,370,000 Stratford, Connecticut, General Obligation Bonds, Series 2019 -
BAM Insured
4 .000 01/01/39 2,313,806
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/30 556,065
485,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/31 485,861
765,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/32 766,260
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/33 555,846
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/34 555,776
750,000 West Haven, Connecticut, General Obligation Bonds, Series
2020 - BAM Insured
4 .000 03/15/40 712,052
TOTAL TAX OBLIGATION/GENERAL 49,063,813

Portfolio of Investments August 31, 2025
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 19.9%
$ 1,685,000 Connecticut Higher Education Supplemental Loan Authority,
State Supported Revenue Bonds, CHESLA Loan Program, Series
2020B, (AMT)
3 .250% 11/15/36 $ 1,534,977
980,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A
5 .000 08/01/33 981,180
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/32 1,019,751
3,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/33 3,563,982
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/37 2,059,112
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/38 2,051,589
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4 .000 05/01/40 1,458,091
2,080,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A
5 .250 07/01/44 2,197,670
3,350,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024A-2
5 .000 07/01/43 3,497,576
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 539,410
920,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 1 Project, Series
2019
4 .750 10/01/48 819,639
420,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 2 Project, Series
2022
5 .750 10/01/52 420,216
3,720,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 3,727,531
635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 632,694
1,825,000 Naugatuck, Connecticut, Certificates of Participation, Incineration
Facilities Project, Series 2021A, (AMT)
4 .000 08/15/41 1,612,177
1,860,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 587,867
4,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 3,816,620
3,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 2,797,637
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4 .550 07/01/40 954,374
100,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 79,918
500,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 517,474
1,590,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 02/15/34 1,592,244
3,000,000 University of Connecticut, General Obligation Bonds, Series
2017A
5 .000 01/15/36 3,059,411
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
5 .000 11/01/36 1,040,138
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
4 .000 11/01/38 993,252
420,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/43 435,759
1,250,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/41 1,287,292
TOTAL TAX OBLIGATION/LIMITED 43,277,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.4%
$ 1,500,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A - BAM Insured, (AMT)
4 .000% 07/01/49 $ 1,246,639
6,125,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 5,958,300
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/41 101,978
TOTAL TRANSPORTATION 7,306,917
UTILITIES - 7.0%
60,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 60,067
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,010,656
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,003,774
295,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 281,491
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 201,219
1,555,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/36 1,603,716
1,795,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/37 1,826,507
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 935,484
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 2,089,509
2,540,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Ninth Series
2025A
5 .000 08/01/54 2,596,829
2,685,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Seventh Series
2023A-1
5 .000 08/01/51 2,752,844
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,297
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019
4 .000 04/01/44 459,939
TOTAL UTILITIES 15,322,332
TOTAL MUNICIPAL BONDS
(Cost $223,732,250) 211,784,517
TOTAL LONG-TERM INVESTMENTS
(Cost $223,732,250) 211,784,517
OTHER ASSETS & LIABILITIES, NET - 2.7% 5,948,064
NET ASSETS - 100% $ 217,732,581
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $14,732,963 or 7.0% of Total Investments.

Portfolio of Investments August 31, 2025
Massachusetts Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.3%
X 389,152,877 MUNICIPAL BONDS - 96.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 25.3%
$ 2,065,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000% 06/15/39 $ 2,026,710
1,750,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 1,590,337
1,260,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 1,266,964
5,165,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 5,125,819
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/39 2,385,025
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 1,028,482
4,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 4,657,813
1,195,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/37 1,236,701
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/38 864,828
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/39 1,026,123
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .250 01/01/42 1,509,887
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,403,182
1,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 1,616,255
6,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/40 6,019,810
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2018
5 .000 01/01/43 1,921,861
680,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2025
5 .250 01/01/44 674,306
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 2,273,015
2,055,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/36 2,061,844
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 515,265
235,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 235,176
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/37 702,461
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 933,162
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 1,052,620
2,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
5 .000 10/01/44 2,125,215
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5 .000 10/01/42 2,447,930
2,415,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2016
4 .000 07/01/41 2,213,926
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/37 611,940
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,447
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 2,773,268
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/37 1,007,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000% 06/01/37 $ 1,025,414
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/38 1,020,703
6,210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/48 6,054,284
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 5,007,467
7,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/45 6,887,249
745,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2019
5 .000 09/01/33 791,093
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 3,043,689
700,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 702,294
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/36 500,754
2,345,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Refunding Series 2016
5 .000 01/01/36 2,360,149
2,100,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 2,334,844
1,000,000 Massachusetts Educational Financing Authority, Student Loan
Revenue Bonds, Issue I Series 2014, (AMT)
5 .000 01/01/27 1,001,281
3,355,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2015-1
5 .000 11/01/40 3,357,853
5,550,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
4 .000 11/01/46 4,922,375
9,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 9,006,927
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 102,199,048
HEALTH CARE - 20.6%
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/34 1,000,913
5,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 5,666,620
2,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .250 07/01/44 2,317,855
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,262,522
7,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 7,300,923
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 2,020,955
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 10,398,191
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2016-I
5 .000 07/01/30 1,699,819
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2016-I
5 .000 07/01/37 1,508,701
1,935,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2016-I
5 .000 07/01/38 1,943,373
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/48 1,966,720
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,018,483
6,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 6,025,640
3,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,260,404
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/47 6,089,639
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
4 .000 07/01/41 1,122,940

Portfolio of Investments August 31, 2025
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,710,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
5 .000% 07/01/47 $ 4,642,270
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
5 .000 07/01/37 2,251,270
1,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/27 1,752,123
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 1,000,473
3,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 3,453,579
890,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 896,441
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 347,857
1,855,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,799,517
2,065,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 2,052,649
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 467,454
TOTAL HEALTH CARE 83,267,331
HOUSING/MULTIFAMILY - 0.8%
500,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
4 .250 07/01/34 495,832
200,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000 07/01/54 178,019
2,685,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .000 12/01/47 2,690,146
TOTAL HOUSING/MULTIFAMILY 3,363,997
LONG-TERM CARE - 0.9%
1,910,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 1,663,941
275,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 255,200
560,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 560,490
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/39 403,093
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation Issue, Refunding Briarwood
Retirement Community Series 2022
5 .250 01/01/50 871,454
TOTAL LONG-TERM CARE 3,754,178
TAX OBLIGATION/GENERAL - 21.9%
825,000 Andover, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022
4 .000 07/15/42 778,444
4,375,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/43 4,594,017
3,800,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/45 3,953,553
4,000,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 3,389,579
4,060,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/44 4,172,222
1,740,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,742,391
7,400,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 6,600,013

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Massachusetts Development Finance Agency, Special Obligation
Bonds, Commonwealth Contract  Assistance, Series 2015A
4 .000% 05/01/45 $ 1,826,437
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015C
5 .000 07/01/45 3,000,015
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018A
5 .000 01/01/47 5,022,792
1,775,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 1,783,520
8,335,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 8,429,063
7,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/47 7,251,531
15,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2022E
5 .000 11/01/52 15,117,744
1,000,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,001,030
1,685,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2022
4 .000 04/15/47 1,494,840
1,965,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/46 1,758,690
1,950,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3 .000 09/01/42 1,521,291
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 2,479,475
3,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/47 3,062,781
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/51 1,514,026
5,535,000 Taunton, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2024
4 .000 03/01/51 4,737,659
3,440,000 Webster, Massachusetts, General Obligation Bonds, Qualified
School Project, Chapter 70B, Loan Series 2022
4 .000 12/01/42 3,235,043
TOTAL TAX OBLIGATION/GENERAL 88,466,156
TAX OBLIGATION/LIMITED - 16.0%
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,004,940
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 542,904
1,160,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/31 1,178,437
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,964,780
1,010,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2014 - BAM Insured
5 .000 05/01/33 1,019,483
3,525,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/53 3,622,973
2,045,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,117,248
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 5,185,776
2,050,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/44 2,052,293
3,065,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/46 3,067,136
2,165,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/39 2,109,602
650,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Refunding Senior Series 2015C
5 .000 08/15/37 650,011
3,020,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/50 3,043,225
3,000,000 Massachusetts State, Special Obligation Dedicated Tax Revenue
Bonds, Refunding Series 2005 - NPFG Insured
5 .500 01/01/34 3,380,836

Portfolio of Investments August 31, 2025
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 8,180,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000% 06/01/47 $ 8,189,133
5,540,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 5,552,696
5,815,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B
5 .000 06/01/54 5,888,791
5,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A
5 .000 06/01/42 5,130
1,510,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,504,515
3,177,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 3,032,045
4,725,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,243,184
5,840,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 5,159,207
TOTAL TAX OBLIGATION/LIMITED 64,514,345
TRANSPORTATION - 2.6%
1,500,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 07/01/42 1,478,106
1,780,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/34 1,780,897
1,425,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/40 1,424,954
3,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT)
5 .000 07/01/49 3,423,443
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 2,478,825
TOTAL TRANSPORTATION 10,586,225
U.S. GUARANTEED - 2.0% (b)
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Atrius Health Issue, Series 2019A, (Pre-refunded 6/01/29)
5 .000 06/01/39 6,590,008
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 110,766
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 110,766
1,000,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2016B, (Pre-refunded 8/01/26)
5 .000 08/01/40 1,025,108
TOTAL U.S. GUARANTEED 7,836,648
UTILITIES - 6.2%
4,000,000 Boston Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Senior Series 2018A
4 .000 11/01/40 3,898,362
2,805,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 2,815,587
920,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 899,432
2,500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,385,515
1,650,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 23B Series 2021
5 .000 02/01/41 1,712,144
1,000,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26A Series 2025
5 .000 02/01/42 1,060,054
2,250,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainability Green 26B Series 2025
5 .000 02/01/42 2,385,121
2,450,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainability Green 26B Series 2025
5 .000 02/01/43 2,579,988
1,310,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/40 1,252,158
1,400,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/41 1,314,633
2,000,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 1,781,995

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000% 07/01/37 $ 3,079,960
TOTAL UTILITIES 25,164,949
TOTAL MUNICIPAL BONDS
(Cost $401,272,404) 389,152,877
TOTAL LONG-TERM INVESTMENTS
(Cost $401,272,404) 389,152,877
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
X 5,000,000 MUNICIPAL BONDS - 1.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.3%
$ 5,000,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .400 10/01/42 $ 5,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,000,000) 5,000,000
TOTAL INVESTMENTS - 97.6%
(Cost $406,272,404) 394,152,877
OTHER ASSETS & LIABILITIES, NET - 2.4% 9,874,771
NET ASSETS - 100% $ 404,027,648
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,672,952 or 1.4% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2025
New Jersey Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
X 363,688,406 MUNICIPAL BONDS - 97.7%   X –
CONSUMER STAPLES - 3.1%
$ 3,455,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 3,283,358
3,590,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 3,463,901
4,890,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 4,707,411
TOTAL CONSUMER STAPLES 11,454,670
EDUCATION AND CIVIC ORGANIZATIONS - 14.5%
1,240,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/47 1,077,023
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 728,515
1,050,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2019
5 .000 07/01/44 1,065,223
1,025,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/49 1,037,348
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/54 1,008,064
510,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 572,519
350,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 394,118
285,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 320,546
225,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 217,386
2,805,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4 .000 07/15/37 2,639,537
100,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5 .000 07/15/47 94,188
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 91,638
355,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3 .000 06/01/32 347,925
195,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5 .000 06/01/32 201,849
1,145,000 New Jersey Educational Facilities Authority, Revenue Bonds,
College of New Jersey, Refunding Series 2016F
3 .000 07/01/40 901,362
950,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 922,629
2,150,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2024A - AGM
Insured
5 .000 07/01/43 2,207,966
1,125,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2017I
5 .000 07/01/35 1,152,931
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2024C
5 .000 03/01/26 2,026,441
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5 .000 03/01/37 2,223,953
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B
5 .250 03/01/54 2,089,998

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000% 07/01/64 $ 1,810,015
360,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 266,178
1,370,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 946,391
2,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
5 .000 07/01/47 1,682,498
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/32 1,000,699
525,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 525,079
1,870,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 1,447,910
2,430,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/46 1,687,799
1,085,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 908,828
1,040,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2020C - AGM Insured
3 .250 07/01/49 797,749
3,225,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A
4 .000 07/01/50 2,671,736
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 424,070
380,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 371,679
630,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2 .500 12/01/40 583,956
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/31 443,530
95,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 94,995
1,215,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 1,129,648
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 489,905
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4 .500 12/01/45 994,776
1,270,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 846,582
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)
3 .500 12/01/32 235,460
115,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)
4 .000 12/01/39 115,374
80,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/33 79,987
10,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4 .000 12/01/40 9,987
265,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2019B, (AMT)
3 .250 12/01/39 255,900
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 357,876
6,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Lien Series 2016-1B,
(AMT)
4 .000 12/01/46 6,019,504
1,740,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4 .250 12/01/47 1,491,000
1,460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3 .625 12/01/49 1,056,822
1,420,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,474,476
1,145,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 1,195,026

Portfolio of Investments August 31, 2025
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,335,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5 .375% 07/01/53 $ 1,322,786
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 54,059,380
FINANCIALS - 0.1%
280,284 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 289,818
TOTAL FINANCIALS 289,818
HEALTH CARE - 7.7%
1,800,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 1,077,013
1,945,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/46 1,428,975
1,000,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/51 694,263
70,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 70,076
1,395,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4 .000 07/01/41 1,293,812
965,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 942,404
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000 07/01/27 1,017,578
2,105,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4 .000 07/01/41 1,960,545
1,075,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2024A
4 .125 07/01/54 912,129
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2024A
5 .250 07/01/54 2,041,256
2,700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 2,680,165
610,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/33 618,614
600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 607,896
1,090,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 1,090,081
2,165,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 1,947,451
2,245,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3 .000 07/01/51 1,601,725
2,710,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 2,492,524
370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/34 361,216
2,695,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/41 2,641,721
1,450,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/48 1,177,962
1,190,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/44 1,036,462
1,215,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3 .000 07/01/49 857,917
TOTAL HEALTH CARE 28,551,785

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 5.2%
$ 150,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000% 07/01/47 $ 134,363
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 01/01/50 396,007
2,440,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 2,060,897
1,417,107 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2 .375 01/01/39 1,077,792
520,000 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 530,103
705,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4 .550 05/01/41 699,436
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 1,130,768
1,135,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016A
3 .750 11/01/45 988,957
2,145,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3 .600 11/01/40 1,947,622
1,275,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .600 11/01/33 1,265,040
1,045,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .950 11/01/43 935,717
650,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .000 11/01/48 570,097
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .100 11/01/53 412,495
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
2 .900 11/01/39 1,376,512
530,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .000 11/01/44 405,012
870,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .050 11/01/49 629,515
490,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .150 05/01/53 343,600
600,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .450 11/01/45 398,244
2,470,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .450 11/01/41 1,746,770
1,090,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
4 .850 05/01/33 1,104,740
855,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .500 05/01/50 793,414
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .550 05/01/55 464,894
TOTAL HOUSING/MULTIFAMILY 19,411,995
HOUSING/SINGLE FAMILY - 5.6%
920,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 897,529
2,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,139,377
2,710,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
4 .000 04/01/49 2,240,921
1,540,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .250 10/01/40 1,091,354
980,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
3 .500 04/01/51 984,175
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 1,934,425

Portfolio of Investments August 31, 2025
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 7,080,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .300% 10/01/46 $ 4,593,919
1,885,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 1,843,851
1,260,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 1,228,628
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .500 10/01/43 973,084
1,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .700 10/01/48 1,117,378
1,845,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 1,855,845
TOTAL HOUSING/SINGLE FAMILY 20,900,486
INDUSTRIALS - 0.6%
500,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .000 06/15/37 495,230
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 941,692
1,000,000 (a) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6 .625 01/01/45 1,021,107
TOTAL INDUSTRIALS 2,458,029
LONG-TERM CARE - 0.6%
530,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 472,266
2,133,201 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,473,223
485,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 347,794
TOTAL LONG-TERM CARE 2,293,283
TAX OBLIGATION/GENERAL - 20.2%
3,995,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4 .000 07/15/45 3,630,411
790,000 Cumberland County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Vineland Public Safety
Building Project, Series 2017
3 .250 12/15/37 721,611
585,000 Cumberland County, New Jersey, General Obligation Bonds,
General Improvement Series 2024
2 .000 08/15/26 579,849
1,000,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/29 951,518
400,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building Projects,
County Guaranteed Series 2025
5 .000 03/17/26 405,266
6,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4 .000 07/08/26 6,073,262
15,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 12,792
3,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 2,894,000
600,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5 .000 03/01/26 607,992
1,065,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/28 1,035,237
1,000,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 969,888
1,040,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .375 03/01/34 1,030,821
1,075,000 Holmdel Township, Monmouth County, New Jersey, General
Obligation Bonds, Series 2021
2 .000 11/15/34 892,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000% 10/01/51 $ 876,076
5,490,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 5,492,440
1,500,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
2025
4 .000 02/26/26 1,510,146
1,000,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .250 08/15/45 932,384
1,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3 .000 02/15/37 888,537
1,000,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000 08/15/30 905,773
665,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 624,557
1,730,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 1,607,176
1,125,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2022C
5 .000 08/15/40 1,205,786
575,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/36 643,255
500,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/41 534,941
1,120,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2024A
5 .000 12/01/37 1,254,966
2,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 1,926,332
2,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 2,382,126
2,485,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 2,385,636
1,020,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/32 1,038,633
50,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/26 50,960
1,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 1,045,547
1,275,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 1,360,806
260,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 257,653
2,100,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 1,642,523
605,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
4 .000 07/15/36 611,525
500,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
5 .375 11/15/52 525,367
600,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 650,579
510,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5 .000 07/15/26 519,809
1,500,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 1,312,137
2,625,000 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A
1 .000 12/01/34 2,008,780
1,054,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,123,317
1,477,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 1,445,102

Portfolio of Investments August 31, 2025
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 669,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/37 $ 621,403
4,698,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4 .000 07/22/26 4,757,238
1,145,000 Somers Point, New Jersey, General Obligation Bonds,
Improvement Sewer Utility Series 2019
2 .000 10/01/31 1,028,254
2,460,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2 .375 08/15/46 1,513,372
250,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 245,780
190,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
3 .000 07/15/30 176,308
3,535,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5 .250 12/01/31 3,541,563
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,472
1,280,000 Verona Township Board of Education, Essex County, New Jersey,
General Obligation Bonds, Refunding Series 2020
2 .250 03/01/39 922,187
405,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/39 436,740
2,000,000 Willingboro Township Board of Education, New Jersey, General
Obligation Bonds, School Series 2025
4 .250 08/15/44 1,917,094
1,085,000 Woodridge Boro, New Jersey, General Obligation Bonds,
General Improvement Series 2021
2 .000 09/01/32 952,345
TOTAL TAX OBLIGATION/GENERAL 75,196,544
TAX OBLIGATION/LIMITED - 20.5%
1,235,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4 .000 10/16/25 1,237,044
3,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4 .000 05/21/26 3,534,955
650,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5 .000 11/15/26 671,082
2,610,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4 .000 07/31/26 2,639,042
3,000,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Series 2024D
4 .250 12/11/25 3,010,921
450,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/29 489,406
1,000,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/30 1,108,470
795,000 Casino Reinvestment Development Authority, New Jersey, Luxury
Tax Revenue Bonds, Series 2024A
5 .000 11/01/41 823,088
600,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/29 657,152
650,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/31 733,195
250,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/32 284,852
350,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/33 401,694
1,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,230,090
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 542,904

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000% 01/01/35 $ 539,410
1,065,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Middlesex Regional
Educational Services Commission Projects, Refunding Series
2024
5 .000 10/15/33 1,226,535
2,940,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 3,035,493
1,000,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
4 .000 08/15/53 871,360
3,600,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 3,668,132
3,775,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/52 3,780,407
3,220,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 3,182,269
2,010,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000 11/01/25 2,017,683
255,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 259,560
175,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 177,958
3,845,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 3,904,548
505,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 505,540
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/41 1,045,808
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 1,364,588
14,250,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 12,090,504
5,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 4,146,191
4,620,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 3,445,154
1,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 740,554
2,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 1,845,686
680,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 579,363
1,560,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,401,496
1,080,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 918,389
705,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4 .000 11/01/51 631,586
1,110,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3 .750 05/01/36 1,104,772
1,115,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3 .500 05/01/35 1,098,943
1,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,761,136
1,756,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,628,589

Portfolio of Investments August 31, 2025
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,725,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000% 03/01/34 $ 1,882,727
TOTAL TAX OBLIGATION/LIMITED 76,218,276
TRANSPORTATION - 10.9%
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/41 1,063,568
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 904,956
1,090,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,090,192
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 1,004,882
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 2,002,481
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
3 .000 07/01/49 675,018
2,560,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013
5 .000 01/01/40 2,564,729
1,860,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 2,056,521
1,705,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 1,708,044
1,645,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 1,645,674
1,245,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 1,246,300
380,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 380,397
1,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 1,007,689
2,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 1,894,890
1,315,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/29 1,437,251
775,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/42 717,053
2,010,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/43 1,830,259
1,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .000 01/01/46 1,016,997
1,030,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
4 .500 01/01/48 987,374
2,250,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .250 01/01/52 2,313,628
925,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5 .250 01/01/55 960,197
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fiftieth Series 2025
5 .000 10/15/36 1,117,619
2,950,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/53 2,919,551
1,200,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/54 1,216,541
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 1,023,035
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2019A
- AGM Insured
5 .000 11/01/33 1,069,574

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2025A
- BAM Insured
4 .000% 11/01/38 $ 962,158
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2025A
- BAM Insured
4 .000 11/01/39 946,707
2,330,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,177,458
650,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 668,906
TOTAL TRANSPORTATION 40,609,649
U.S. GUARANTEED - 0.4% (b)
500,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013, (Pre-refunded 9/29/25)
5 .000 01/01/37 500,923
145,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 146,870
600,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .250 06/15/46 696,589
TOTAL U.S. GUARANTEED 1,344,382
UTILITIES - 8.3%
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 522,664
1,975,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011A
2 .750 08/01/39 1,492,110
530,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3 .000 08/01/41 403,204
2,575,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4 .000 08/01/59 2,042,091
5,000,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 4,538,371
565,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3 .750 11/01/34 565,796
500,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/34 580,130
1,435,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Refunding Series 2016A-R1
5 .000 09/01/25 1,435,000
6,295,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/47 6,490,495
2,000,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/52 2,051,266
1,500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/30 1,681,082
500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/34 577,140
500,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/38 542,782
750,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/39 806,354
375,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/44 387,161
695,000 Passaic County Utilities Authority, New Jersey, Solid Waste
Disposal Revenue Bonds, Refunding Series 2018
5 .000 03/01/37 759,061
1,425,000 Passaic Valley Water Commission, New Jersey, Water System
Revenue Bonds, Series 2023 - AGM Insured
4 .000 12/01/53 1,261,501

Portfolio of Investments August 31, 2025
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 5,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2 .250% 06/01/29 $ 4,763,901
TOTAL UTILITIES 30,900,109
TOTAL MUNICIPAL BONDS
(Cost $384,018,280) 363,688,406
TOTAL LONG-TERM INVESTMENTS
(Cost $384,018,280) 363,688,406
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
X 8,790,000 MUNICIPAL BONDS - 2.4%   X –
HOUSING/MULTIFAMILY - 1.0%
$ 3,635,000 (c) New Jersey Housing and Mortgage Finance Agency, Multifamily
Housing Revenue Bonds, Meadow Brook Apartments Project,
Series 2006A, (AMT)
3 .000 03/15/40 $ 3,635,000
TOTAL HOUSING/MULTIFAMILY 3,635,000
TRANSPORTATION - 1.4%
5,155,000 (a),(c) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Tender
Option Bond Trust Series 2025-XX1406
2 .023 01/01/55 5,155,000
TOTAL TRANSPORTATION 5,155,000
TOTAL MUNICIPAL BONDS
(Cost $8,790,000) 8,790,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,790,000) 8,790,000
TOTAL INVESTMENTS - 100.1%
(Cost $392,808,280) 372,478,406
OTHER ASSETS & LIABILITIES, NET - (0.1)% (217,300)
NET ASSETS - 100% $ 372,261,106
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $8,088,762 or 2.2% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments August 31, 2025
New York Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.5%
X 930,853,562 MUNICIPAL BONDS - 99.5%   X –
CONSUMER STAPLES - 3.6%
$ 15,110,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 13,625,695
76,105,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 8,828,248
755,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series  2016A-1
5 .625 06/01/35 766,873
6,885,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series  2016A-1
5 .750 06/01/43 6,504,128
1,330,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 1,132,092
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 817,734
3,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,547,679
TOTAL CONSUMER STAPLES 34,222,449
EDUCATION AND CIVIC ORGANIZATIONS - 8.4%
1,930,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 1,883,893
1,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 1,235,881
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 444,984
3,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 3,220,915
2,240,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 1,568,000
2,200,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .500 11/01/44 1,540,000
1,265,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/41 1,050,844
1,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 1,336,655
2,395,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,858,153
580,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 494,168
2,620,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 1,977,240
2,965,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 2,965,121
4,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2025A
5 .000 07/01/55 3,816,100
3,835,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 3,813,217
3,015,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 2,873,410
1,670,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/29 1,733,545
735,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 751,790
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 7,693,052

Portfolio of Investments August 31, 2025
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500% 07/01/40 $ 1,185,554
1,950,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .500 05/01/56 1,921,434
3,250,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5 .000 07/01/50 3,250,975
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 991,487
8,665,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 8,009,085
3,450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 3,070,233
6,675,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 1,742,108
3,040,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 2,590,654
200,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, Evergreen Charter School Project,
Series 2022A
5 .500 06/15/57 191,039
7,835,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2020A
4 .000 07/01/50 6,721,491
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,761,247
300,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5 .875 07/01/52 284,454
850,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/54 859,627
1,285,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Forward Delivery
Series 2020A
4 .000 09/01/40 1,175,060
195,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
4 .000 10/15/29 195,378
205,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000 10/15/39 200,104
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 78,406,898
FINANCIALS - 1.1%
5,710,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 6,430,750
3,475,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 3,957,734
TOTAL FINANCIALS 10,388,484
HEALTH CARE - 16.2%
15,600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 13,472,088
18,290,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 15,639,435
9,255,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 9,044,617
14,465,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 14,538,021
3,600,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/35 3,635,783
1,200,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/30 1,284,583
2,680,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/34 2,793,994
2,620,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/35 2,720,002

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000% 09/01/50 $ 3,962,976
5,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 5,249,364
14,435,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 11,815,434
500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/25 500,130
450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/29 450,094
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/32 1,099,988
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/33 1,100,383
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/35 970,233
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 1,165,393
2,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/26 2,018,223
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,214,051
4,250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 4,100,550
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/37 945,966
2,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 2,842,980
400,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 388,278
6,280,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 6,333,170
2,385,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 2,159,214
12,325,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 11,674,051
1,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Nuvance Health Issue, Series 2019B
5 .000 07/01/26 1,015,278
1,395,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 1,357,194
6,605,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 6,389,809
4,600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 3,783,554
375,000 Monroe County Industrial Development Corporation, New York,
Tax-Exempt Revenue Bonds, Highland Hospital of Rochester
Project, Series 2015
5 .000 07/01/34 375,368
19,010,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2016
5 .000 11/01/46 16,838,828
380,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 396,281
TOTAL HEALTH CARE 151,275,313

Portfolio of Investments August 31, 2025
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.9%
$ 4,000,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
4 .550% 11/01/54 $ 3,724,300
3,450,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 3,541,616
1,185,000 New York State Housing Finance Agency, Multifamily Housing
Revenue Bonds, Cannon Street Senior Housing Project, Series
2007A, (AMT)
5 .300 02/15/39 1,185,028
TOTAL HOUSING/MULTIFAMILY 8,450,944
INDUSTRIALS - 4.7%
17,020,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 16,540,215
7,550,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,555,922
1,915,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,682,206
3,720,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 3,110,740
18,765,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 14,812,652
TOTAL INDUSTRIALS 43,701,735
LONG-TERM CARE - 0.2%
535,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 541,721
550,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 509,207
265,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .100 07/01/28 264,336
210,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .200 07/01/33 206,764
TOTAL LONG-TERM CARE 1,522,028
MATERIALS - 0.2%
2,060,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 2,061,119
TOTAL MATERIALS 2,061,119
TAX OBLIGATION/GENERAL - 5.9%
5,165,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A
4 .000 04/01/53 4,432,165
5,845,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series B-1
5 .000 10/01/39 5,941,106
7,210,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/39 7,361,328
6,050,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 6,149,507
3,875,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/45 3,893,495
5,450,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 5,450,334
5,790,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5 .250 10/01/47 5,913,960
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5 .250 08/01/53 3,850,164
10,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 9,784,032

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,770,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/41 $ 2,411,818
TOTAL TAX OBLIGATION/GENERAL 55,187,909
TAX OBLIGATION/LIMITED - 20.9%
1,585,000 Dormitory Authority of the State of New York, Residential
Institutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/33 1,588,232
1,985,000 Dormitory Authority of the State of New York, Residential
Institutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/38 1,988,136
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009C - AGC Insured
5 .125 10/01/36 20,034
4,510,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 4,840,403
2,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 2,048,891
17,140,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 17,319,317
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/42 10,189,746
2,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/26 2,145,548
1,455,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/29 1,462,188
2,170,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 2,202,997
5,710,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,795,141
3,955,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 3,988,513
1,045,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 1,050,646
2,935,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,521,621
5,450,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
5 .000 11/15/46 5,481,739
4,000,000 Monroe County Industrial Development Agency, New York,
School Facility Revenue Bonds, Rochester Schools Modernization
Project, Series 2013
5 .000 05/01/28 4,006,839
9,335,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4 .000 07/15/43 8,423,172
1,615,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
5 .000 07/15/34 1,629,827
1,165,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
5 .000 07/15/35 1,175,695
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 5,023,705
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
5 .000 08/01/36 5,063,160
5,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,411,112
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1
5 .000 05/01/38 5,088,638
4,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1
4 .000 11/01/47 3,461,902
5,835,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5 .250 05/01/52 6,011,741
3,670,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,794,795
5,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 5,015,932
9,585,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 9,767,724
15,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C
4 .125 03/15/57 12,905,528

Portfolio of Investments August 31, 2025
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 7,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000% 03/15/47 $ 7,023,261
3,800,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 3,250,383
500,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 522,958
12,393,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 3,916,899
25,146,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 23,065,375
5,750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 4,617,876
1,930,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 1,475,815
1,250,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 939,124
5,430,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 4,029,663
2,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 1,957,865
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022A
4 .000 05/15/51 1,719,762
1,650,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 1,657,212
2,255,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 1,983,747
TOTAL TAX OBLIGATION/LIMITED 195,582,862
TRANSPORTATION - 31.8%
4,600,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/55 4,613,494
2,700,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5 .250 11/15/56 2,679,308
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5 .000 11/15/48 1,966,116
3,600,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 3,450,992
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 1,993,840
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,526,354
8,350,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015C-1
5 .250 11/15/30 8,381,961
7,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015D-1
5 .000 11/15/30 7,524,660
6,655,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 5,856,237
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/34 2,541,876
2,800,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,792,000
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,280,000
5,270,000 New York City, Industrial Development Agency, Senior Airport
Facilities Revenue Refunding Bonds, TRIPS Obligated Group,
Series 2012A, (AMT)
5 .000 07/01/28 5,271,760
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/42 4,549,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000% 01/01/43 $ 2,701,915
8,515,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .000 01/01/51 8,468,922
4,750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/31 4,750,040
12,020,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 11,385,160
24,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 23,768,303
6,735,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 6,520,667
3,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 3,100,087
12,610,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 12,610,109
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 1,783,022
2,080,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023, (AMT)
6 .000 06/30/54 2,113,525
14,915,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5 .375 06/30/60 14,878,937
10,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 10,149,344
9,270,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/55 9,537,681
1,280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
5 .000 12/01/37 1,300,253
1,540,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 1,637,863
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 1,849,578
2,010,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 2,115,784
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/36 10,430,834
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/37 3,090,729
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 1,004,856
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 1,322,437

Portfolio of Investments August 31, 2025
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000% 01/01/28 $ 10,504,450
10,035,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 10,261,130
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 1,129,195
5,400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,858,602
3,775,000 Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series 2014A,
(AMT)
5 .000 04/01/26 3,778,394
15,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 15,074,198
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 2,475,083
10,230,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 10,279,253
4,335,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/49 4,409,309
3,160,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 3,202,908
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)
5 .000 01/15/47 4,988,034
4,800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 3,818,025
8,055,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/38 8,217,429
10,900,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 10,904,678
14,200,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 14,022,173
TOTAL TRANSPORTATION 297,870,805
UTILITIES - 5.6%
4,875,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 4,884,973
2,215,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 2,236,330
695,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 696,332
7,465,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 7,484,710
9,885,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 8,508,985
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 7,742,820
7,780,000 New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5 .000 07/01/56 8,178,588
4,080,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 4,139,912

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 9,400,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750% 11/01/42 $ 8,310,366
TOTAL UTILITIES 52,183,016
TOTAL MUNICIPAL BONDS
(Cost $967,774,191) 930,853,562
TOTAL LONG-TERM INVESTMENTS
(Cost $967,774,191) 930,853,562
OTHER ASSETS & LIABILITIES, NET - 0.5% 4,337,140
NET ASSETS - 100% $ 935,190,702
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $72,859,621 or 7.8% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2025 (Unaudited)
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,092,526,980 $ 1,554,421,575 $ 211,784,517 $ 389,152,877 $ 363,688,406 $ 930,853,562
Short-term investments, at value
◊
7,675,000 13,000,000 – 5,000,000 8,790,000 –
Cash 253,865 24,788,849 3,997,579 656,083 – –
Receivables:
Interest 20,722,208 19,468,777 2,233,443 4,902,433 3,802,545 11,764,481
Investments sold 1,300,000 16,855,000 85,238 5,080,688 270,000 –
Shares sold 348,081 7,128,293 263,146 472,798 68,560 690,025
Unfunded commitments 272,406 – – – – –
Other 87,658 86,474 22,233 21,157 19,168 71,368
Total assets 1,123,186,198 1,635,748,968 218,386,156 405,286,036 376,638,679 943,379,436
LIABILITIES
Cash overdraft – – – – 3,374,731 5,068,108
Floating rate obligations 238,660,000 – – – – –
Payables:
Management fees 397,161 641,411 92,420 170,825 155,028 382,501
Dividends 406,280 1,172,032 69,665 174,748 170,327 530,566
Interest 3,065,709 3,701 517 1,192 812 2,273
Investments purchased - when-issued/delayed-
delivery settlement – 6,118,320 – – – –
Shares redeemed 4,129,237 3,678,589 375,570 703,118 500,313 1,825,098
Accrued expenses:
Custodian fees 90,262 98,539 26,758 42,195 40,117 65,748
Trustees fees 49,044 89,699 21,082 20,085 19,042 72,565
Professional fees 39,912 46,516 20,071 25,806 22,739 34,630
Shareholder reporting expenses 16,589 24,690 9,095 16,082 12,164 20,068
Shareholder servicing agent fees 69,960 141,216 15,781 68,407 38,935 89,194
12b-1 distribution and service fees 90,172 140,774 21,328 33,907 41,409 96,119
Other 4,013 2,102 1,288 2,023 1,956 1,864
Total liabilities 247,018,339 12,157,589 653,575 1,258,388 4,377,573 8,188,734
Commitments and contingencies
(1)
Net assets $ 876,167,859 $ 1,623,591,379 $ 217,732,581 $ 404,027,648 $ 372,261,106 $ 935,190,702
NET ASSETS CONSIST OF:
Paid-in capital $ 1,194,225,397 $ 1,903,566,060 $ 248,870,566 $ 484,420,314 $ 406,753,875 $ 1,105,487,530
Total distributable earnings (loss) (318,057,538) (279,974,681) (31,137,985) (80,392,666) (34,492,769) (170,296,828)
Net assets $ 876,167,859 $ 1,623,591,379 $ 217,732,581 $ 404,027,648 $ 372,261,106 $ 935,190,702
†
   Long-term investments, cost $ 1,147,230,659 $ 1,649,362,785 $ 223,732,250 $ 401,272,404 $ 384,018,280 $ 967,774,191
◊
   Short-term investments, cost $ 7,675,000 $ 13,000,000 $ — $ 5,000,000 $ 8,790,000 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 427,654,223 $ 745,579,605 $ 115,543,404 $ 181,219,847 $ 211,570,397 $ 504,574,163
Shares outstanding 56,988,346 77,468,512 12,502,304 20,415,345 20,706,809 54,165,941
Net asset value ("NAV") per share $ 7.50 $ 9.62 $ 9.24 $ 8.88 $ 10.22 $ 9.32
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 7.83 $ 10.04 $ 9.65 $ 9.27 $ 10.67 $ 9.73
CLASS C:
Net assets $ 20,124,107 $ 17,046,196 $ 2,046,913 $ 3,543,703 $ 6,824,356 $ 13,138,732
Shares outstanding 2,685,408 1,778,899 221,902 402,148 671,187 1,411,899
NAV and offering price per share $ 7.49 $ 9.58 $ 9.22 $ 8.81 $ 10.17 $ 9.31
CLASS I:
Net assets $ 428,389,529 $ 860,965,578 $ 100,142,264 $ 219,264,098 $ 153,866,353 $ 417,477,807
Shares outstanding 57,165,998 89,433,134 10,810,139 24,689,635 15,011,902 44,776,942
NAV and offering price per share $ 7.49 $ 9.63 $ 9.26 $ 8.88 $ 10.25 $ 9.32
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended August 31, 2025 (Unaudited)
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 30,161,330 $ 37,385,911 $ 4,491,050 $ 8,859,692
Total investment income 30,161,330 37,385,911 4,491,050 8,859,692
EXPENSES
– – – –
Management fees 2,508,213 3,876,015 556,235 1,047,500
12b-1 service fees - Class A 459,665 742,424 117,631 191,832
12b-1 distribution and service fees - Class C 105,185 99,412 12,346 18,354
Shareholder servicing agent fees - Class A 57,713 112,050 16,702 53,681
Shareholder servicing agent fees - Class C 2,634 2,988 350 1,029
Shareholder servicing agent fees - Class I 57,038 132,448 14,388 64,124
Interest expense 4,446,959 154,327 20,553 77,772
Trustees fees 17,043 29,994 4,019 6,733
Custodian expenses, net 71,643 78,580 20,585 32,222
Registration fees 16,459 4,573 3,987 2,664
Professional fees 115,028 41,357 26,516 28,730
Shareholder reporting expenses 25,172 24,559 21,394 23,101
Other 6,883 3,953 4,570 2,878
Total expenses 7,889,635 5,302,680 819,276 1,550,620
Net investment income (loss) 22,271,695 32,083,231 3,671,774 7,309,072
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (15,426,055) (11,697,772) (1,629,206) (8,520,832)
Net realized gain (loss) (15,426,055) (11,697,772) (1,629,206) (8,520,832)
Change in unrealized appreciation (depreciation) on:
Investments (56,471,119) (69,912,704) (8,343,637) (11,531,783)
Net change in unrealized appreciation (depreciation) (56,471,119) (69,912,704) (8,343,637) (11,531,783)
Net realized and unrealized gain (loss) (71,897,174) (81,610,476) (9,972,843) (20,052,615)
Net increase (decrease) in net assets from operations $ (49,625,479) $ (49,527,245) $ (6,301,069) $ (12,743,543)

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended August 31, 2025 (Unaudited) New Jersey New York
INVESTMENT INCOME
Interest $ 6,919,506 $ 22,855,708
Total investment income 6,919,506 22,855,708
EXPENSES
– –
Management fees 846,154 2,275,225
12b-1 service fees - Class A 181,589 498,710
12b-1 distribution and service fees - Class C 37,425 70,367
Shareholder servicing agent fees - Class A 38,488 90,184
Shareholder servicing agent fees - Class C 1,626 2,557
Shareholder servicing agent fees - Class I 32,666 78,338
Interest expense 29,324 29,198
Trustees fees 5,996 16,433
Custodian expenses, net 32,149 47,643
Registration fees 2,820 3,523
Professional fees 27,803 34,043
Shareholder reporting expenses 22,267 26,159
Other 4,042 3,244
Total expenses 1,262,349 3,175,624
Net investment income (loss) 5,657,157 19,680,084
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (787,886) (3,597,039)
Net realized gain (loss) (787,886) (3,597,039)
Change in unrealized appreciation (depreciation) on:
Investments (11,245,542) (43,826,693)
Net change in unrealized appreciation (depreciation) (11,245,542) (43,826,693)
Net realized and unrealized gain (loss) (12,033,428) (47,423,732)
Net increase (decrease) in net assets from operations $ (6,376,271) $ (27,743,648)

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 22,271,695 $ 47,956,983 $ 32,083,231 $ 64,895,172
Net realized gain (loss) (15,426,055) (21,463,899) (11,697,772) (7,496,297)
Net change in unrealized appreciation (depreciation) (56,471,119) 37,411,050 (69,912,704) 2,429,302
Net increase (decrease) in net assets from operations (49,625,479) 63,904,134 (49,527,245) 59,828,177
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,261,239) (21,416,939) (14,090,590) (27,817,481)
Class C (387,398) (854,351) (293,595) (710,394)
Class I (10,867,026) (23,972,462) (17,505,464) (36,383,670)
Total distributions (21,515,663) (46,243,752) (31,889,649) (64,911,545)
FUND SHARE TRANSACTIONS
Subscriptions 147,478,324 295,166,356 343,617,867 452,287,585
Reinvestments of distributions 18,976,563 40,949,459 24,562,679 50,975,241
Redemptions (293,268,990) (381,828,271) (372,971,373) (497,556,597)
Net increase (decrease) from Fund share transactions (126,814,103) (45,712,456) (4,790,827) 5,706,229
Net increase (decrease) in net assets (197,955,245) (28,052,074) (86,207,721) 622,861
Net assets at the beginning of period 1,074,123,104 1,102,175,178 1,709,799,100 1,709,176,239
Net assets at the end of period $ 876,167,859 $ 1,074,123,104 $ 1,623,591,379 $ 1,709,799,100

See Notes to Financial Statements

Connecticut Massachusetts
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 3,671,774 $ 7,394,132 $ 7,309,072 $ 18,337,598
Net realized gain (loss) (1,629,206) (2,525,760) (8,520,832) (5,396,654)
Net change in unrealized appreciation (depreciation) (8,343,637) 3,015,658 (11,531,783) 1,722,469
Net increase (decrease) in net assets from operations (6,301,069) 7,884,030 (12,743,543) 14,663,413
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,917,327) (3,582,097) (3,262,877) (7,362,747)
Class C (29,832) (71,881) (47,008) (100,469)
Class I (1,747,291) (3,609,741) (4,109,409) (10,931,266)
Total distributions (3,694,450) (7,263,719) (7,419,294) (18,394,482)
FUND SHARE TRANSACTIONS
Subscriptions 31,249,735 60,035,356 90,931,937 89,860,113
Reinvestments of distributions 3,270,604 6,383,510 6,359,157 16,471,901
Redemptions (35,912,634) (78,452,578) (153,100,578) (209,729,548)
Net increase (decrease) from Fund share transactions (1,392,295) (12,033,712) (55,809,484) (103,397,534)
Net increase (decrease) in net assets (11,387,814) (11,413,401) (75,972,321) (107,128,603)
Net assets at the beginning of period 229,120,395 240,533,796 479,999,969 587,128,572
Net assets at the end of period $ 217,732,581 $ 229,120,395 $ 404,027,648 $ 479,999,969

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
New Jersey New York
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
Unaudited
Six Months Ended
8/31/25
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 5,657,157 $ 12,129,231 $ 19,680,084 $ 43,002,098
Net realized gain (loss) (787,886) (1,946,400) (3,597,039) (3,631,599)
Net change in unrealized appreciation (depreciation) (11,245,542) 325,858 (43,826,693) (6,887,879)
Net increase (decrease) in net assets from operations (6,376,271) 10,508,689 (27,743,648) 32,482,620
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,907,422) (5,648,116) (10,073,290) (19,167,463)
Class C (89,582) (199,129) (226,271) (511,113)
Class I (2,598,555) (6,608,700) (9,131,644) (23,320,559)
Total distributions (5,595,559) (12,455,945) (19,431,205) (42,999,135)
FUND SHARE TRANSACTIONS
Subscriptions 96,784,596 73,748,449 197,042,014 258,999,542
Reinvestments of distributions 4,581,464 10,606,043 16,095,733 36,815,585
Redemptions (55,971,016) (133,601,509) (184,161,762) (388,489,888)
Net increase (decrease) from Fund share transactions 45,395,044 (49,247,017) 28,975,985 (92,674,761)
Net increase (decrease) in net assets 33,423,214 (51,194,273) (18,198,868) (103,191,276)
Net assets at the beginning of period 338,837,892 390,032,165 953,389,570 1,056,580,846
Net assets at the end of period $ 372,261,106 $ 338,837,892 $ 935,190,702 $ 953,389,570

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended August 31, 2025 (Unaudited)
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ (49,625,479)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (52,131,336)
Proceeds from sale and maturities of investments 250,032,762
Proceeds from (Purchase of) short-term investments, net (7,675,000)
Amortization (Accretion) of premiums and discounts, net (870,889)
(Increase) Decrease in:
Receivable for interest 1,331,189
Receivable for investments sold (429,550)
Other assets (4,766)
Increase (Decrease) in:
Payable for interest 537,107
Payable for management fees (35,616)
Accrued custodian fees 36,957
Accrued 12b-1 distribution and service fees (2,647)
Accrued Trustees fees (4,051)
Accrued professional fees (17,346)
Accrued shareholder reporting expenses 765
Accrued shareholder servicing agent fees (13,459)
Accrued other expenses 2,293
Net realized (gain) loss from investments 15,426,055
Net realized (gain) loss from paydowns (227)
Net change in unrealized (appreciation) depreciation of investments 56,471,119
Net cash provided by (used in) operating activities 213,027,881
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 34,900,000
(Repayments) of borrowings (34,900,000)
Proceeds from floating rate obligations 19,120,000
(Repayments of) floating rate obligations (81,300,000)
Increase (Decrease) in:
Cash overdraft (1,828,432)
Cash distributions paid to common shareholders (2,598,455)
Subscriptions 148,094,729
Redemptions (294,261,858)
Net cash provided by (used in) financing activities (212,774,016)
Net increase (decrease) in cash 253,865
Cash at the beginning of period —
Cash at the end of period $ 253,865
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 3,803,134
Non-cash financing activities not included herein consists of reinvestments of share distributions 18,976,563

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
8/31/25
(e)
$ 8.05 $ 0.18 $ (0.56) $ (0.38) $ (0.17) $ — $ (0.17) $ 7.50
2/28/25
7.91 0.34 0.13 0.47 (0.33) — (0.33) 8.05
2/29/24
7.91 0.33 (0.01) 0.32 (0.32) — (0.32) 7.91
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2/28/21
10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
Class
C
8/31/25
(e)
8.04 0.15 (0.56) (0.41) (0.14) — (0.14) 7.49
2/28/25
7.90 0.27 0.13 0.40 (0.26) — (0.26) 8.04
2/29/24
7.90 0.26 — 0.26 (0.26) — (0.26) 7.90
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2/28/21
10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
Class
I
8/31/25
(e)
8.04 0.19 (0.56) (0.37) (0.18) — (0.18) 7.49
2/28/25
7.90 0.36 0.12 0.48 (0.34) — (0.34) 8.04
2/29/24
7.90 0.34 — 0.34 (0.34) — (0.34) 7.90
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2/28/21
10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
( 4 .71 ) % $ 427,654 1 .75%
(f)
0 .81%
(f)
4 .65%
(f)
4%
6 .00 489,614 1 .83 0 .81 4 .25 22
4 .28 525,972 1 .83 0 .83 4 .20 38
( 16 .24 ) 557,165 1 .51 0 .81 4 .37 59
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
( 5 .09 ) 20,124 2 .55
(f)
1 .61
(f)
3 .84
(f)
4
5 .20 23,133 2 .61 1 .59 3 .44 22
3 .48 29,844 2 .63 1 .63 3 .37 38
( 16 .95 ) 40,345 2 .31 1 .61 3 .56 59
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
( 4 .60 ) 428,390 1 .55
(f)
0 .61
(f)
4 .83
(f)
4
6 .25 561,376 1 .61 0 .59 4 .45 22
4 .53 546,359 1 .63 0 .63 4 .36 38
( 16 .16 ) 557,889 1 .31 0 .61 4 .53 59
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
8/31/25
(e)
$ 10.11 $ 0.19 $ (0.49) $ (0.30) $ (0.19) $ — $ (0.19) $ 9.62
2/28/25
10.13 0.37 (0.02) 0.35 (0.37) — (0.37) 10.11
2/29/24
10.00 0.36 0.13 0.49 (0.36) — (0.36) 10.13
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2/28/21
11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
Class
C
8/31/25
(e)
10.06 0.15 (0.49) (0.34) (0.14) — (0.14) 9.58
2/28/25
10.09 0.29 (0.03) 0.26 (0.29) — (0.29) 10.06
2/29/24
9.96 0.28 0.14 0.42 (0.29) — (0.29) 10.09
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2/28/21
11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
Class
I
8/31/25
(e)
10.11 0.20 (0.48) (0.28) (0.20) — (0.20) 9.63
2/28/25
10.14 0.39 (0.03) 0.36 (0.39) — (0.39) 10.11
2/29/24
10.00 0.38 0.15 0.53 (0.39) — (0.39) 10.14
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2/28/21
11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
( 3 .01 ) % $ 745,580 0 .74%
(f)
0 .72%
(f)
3 .81%
(f)
17%
3 .48 749,024 0 .76 0 .74 3 .63 21
5 .06 777,264 0 .74 0 .73 3 .65 29
( 7 .69 ) 736,628 0 .76 0 .74 3 .23 87
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
( 3 .34 ) 17,046 1 .54
(f)
1 .52
(f)
3 .00
(f)
17
2 .59 21,906 1 .53 1 .51 2 .83 21
4 .26 28,731 1 .54 1 .53 2 .85 29
( 8 .48 ) 37,046 1 .56 1 .54 2 .42 87
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
( 2 .82 ) 860,966 0 .54
(f)
0 .52
(f)
4 .01
(f)
17
3 .62 938,869 0 .53 0 .51 3 .84 21
5 .41 903,181 0 .54 0 .53 3 .85 29
( 7 .64 ) 925,232 0 .56 0 .54 3 .42 87
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00
(g)
1,370,713 0 .53 0 .53 2 .72 25

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
8/31/25
(d)
$ 9.66 $ 0.15 $ (0.42) $ (0.27) $ (0.15) $ — $ (0.15) $ 9.24
2/28/25
9.63 0.29 0.02 0.31 (0.28) — (0.28) 9.66
2/29/24
9.38 0.27 0.25 0.52 (0.27) — (0.27) 9.63
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2/28/21
10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
Class
C
8/31/25
(d)
9.64 0.11 (0.42) (0.31) (0.11) — (0.11) 9.22
2/28/25
9.61 0.21 0.03 0.24 (0.21) — (0.21) 9.64
2/29/24
9.36 0.20 0.24 0.44 (0.19) — (0.19) 9.61
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2/28/21
10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
Class
I
8/31/25
(d)
9.68 0.16 (0.42) (0.26) (0.16) — (0.16) 9.26
2/28/25
9.65 0.31 0.02 0.33 (0.30) — (0.30) 9.68
2/29/24
9.40 0.29 0.24 0.53 (0.28) — (0.28) 9.65
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2/28/21
11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 2 .76 ) % $ 115,543 0 .82%
(e)
0 .80%
(e)
3 .23%
(e)
5%
3 .30 122,056 0 .82 0 .79 2 .99 24
5 .60 118,241 0 .80 0 .78 2 .92 14
( 7 .94 ) 122,309 0 .81 0 .79 2 .51 16
( 0 .43 ) 158,274 0 .78 0 .78 2 .16 17
0 .34 160,706 0 .80 0 .79 2 .63 9
( 3 .17 ) 2,047 1 .62
(e)
1 .60
(e)
2 .42
(e)
5
2 .48 2,970 1 .59 1 .56 2 .17 24
4 .76 4,036 1 .60 1 .58 2 .11 14
( 8 .63 ) 4,573 1 .61 1 .59 1 .72 16
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
( 2 .66 ) 100,142 0 .62
(e)
0 .60
(e)
3 .43
(e)
5
3 .49 104,094 0 .59 0 .56 3 .18 24
5 .79 118,257 0 .60 0 .58 3 .12 14
( 7 .72 ) 86,971 0 .61 0 .59 2 .69 16
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Is
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
8/31/25
(e)
$ 9.28 $ 0.15 $ (0.40) $ (0.25) $ (0.15) $ — $ (0.15) $ 8.88
2/28/25
9.34 0.29 (0.06) 0.23 (0.29) — (0.29) 9.28
2/29/24
9.18 0.27 0.15 0.42 (0.26) — (0.26) 9.34
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2/28/21
10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
Class
C
8/31/25
(e)
9.21 0.11 (0.39) (0.28) (0.12) — (0.12) 8.81
2/28/25
9.26 0.21 (0.05) 0.16 (0.21) — (0.21) 9.21
2/29/24
9.11 0.19 0.15 0.34 (0.19) — (0.19) 9.26
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2/28/21
10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
Class
I
8/31/25
(e)
9.29 0.16 (0.41) (0.25) (0.16) — (0.16) 8.88
2/28/25
9.34 0.31 (0.05) 0.26 (0.31) — (0.31) 9.29
2/29/24
9.18 0.28 0.16 0.44 (0.28) — (0.28) 9.34
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2/28/21
10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
( 2 .65 ) % $ 181,220 0 .83%
(f)
0 .79%
(f)
3 .35%
(f)
13%
2 .53 210,134 0 .83 0 .80 3 .12 14
4 .70 262,819 0 .79 0 .77 2 .90 31
( 7 .99 ) 234,024 0 .78 0 .77 2 .39 35
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
( 3 .10 ) 3,544 1 .63
(f)
1 .59
(f)
2 .55
(f)
13
1 .80 3,950 1 .58 1 .55 2 .33 14
3 .75 4,638 1 .59 1 .57 2 .08 31
( 8 .74 ) 6,068 1 .58 1 .57 1 .57 35
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
( 2 .66 ) 219,264 0 .63
(f)
0 .59
(f)
3 .54
(f)
13
2 .84 265,916 0 .58 0 .55 3 .32 14
4 .90 319,672 0 .59 0 .57 3 .08 31
( 7 .82 ) 387,828 0 .58 0 .57 2 .58 35
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
8/31/25
(d)
$ 10.59 $ 0.17 $ (0.37) $ (0.20) $ (0.17) $ — $ (0.17) $ 10.22
2/28/25
10.63 0.32 (0.03) 0.29 (0.33) — (0.33) 10.59
2/29/24
10.32 0.31 0.31 0.62 (0.31) — (0.31) 10.63
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2/28/21
11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
Class
C
8/31/25
(d)
10.54 0.13 (0.38) (0.25) (0.12) — (0.12) 10.17
2/28/25
10.58 0.24 (0.03) 0.21 (0.25) — (0.25) 10.54
2/29/24
10.28 0.23 0.30 0.53 (0.23) — (0.23) 10.58
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2/28/21
11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
Class
I
8/31/25
(d)
10.63 0.18 (0.38) (0.20) (0.18) — (0.18) 10.25
2/28/25
10.67 0.34 (0.03) 0.31 (0.35) — (0.35) 10.63
2/29/24
10.36 0.33 0.31 0.64 (0.33) — (0.33) 10.67
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2/28/21
12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .93 ) % $ 211,570 0 .81%
(e)
0 .79%
(e)
3 .25%
(e)
9%
2 .79 173,970 0 .82 0 .79 3 .05 18
6 .10 190,653 0 .82 0 .78 3 .00 25
( 6 .45 ) 218,230 0 .84 0 .79 2 .73 24
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
( 2 .34 ) 6,824 1 .61
(e)
1 .59
(e)
2 .44
(e)
9
1 .98 8,263 1 .58 1 .55 2 .25 18
5 .18 9,237 1 .62 1 .58 2 .19 25
( 7 .16 ) 10,274 1 .64 1 .59 1 .92 24
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
( 1 .90 ) 153,866 0 .61
(e)
0 .59
(e)
3 .45
(e)
9
3 .01 156,605 0 .58 0 .55 3 .24 18
6 .32 190,143 0 .62 0 .58 3 .19 25
( 6 .31 ) 187,291 0 .64 0 .59 2 .92 24
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
8/31/25
(e)
$ 9.79 $ 0.19 $ (0.47) $ (0.28) $ (0.19) $ — $ (0.19) $ 9.32
2/28/25
9.88 0.38 (0.09) 0.29 (0.38) — (0.38) 9.79
2/29/24
9.68 0.37 0.19 0.56 (0.36) — (0.36) 9.88
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2/28/21
11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
Class
C
8/31/25
(e)
9.78 0.16 (0.48) (0.32) (0.15) — (0.15) 9.31
2/28/25
9.87 0.30 (0.08) 0.22 (0.31) — (0.31) 9.78
2/29/24
9.67 0.29 0.20 0.49 (0.29) — (0.29) 9.87
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2/28/21
11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
Class
I
8/31/25
(e)
9.80 0.20 (0.48) (0.28) (0.20) — (0.20) 9.32
2/28/25
9.89 0.40 (0.09) 0.31 (0.40) — (0.40) 9.80
2/29/24
9.69 0.39 0.19 0.58 (0.38) — (0.38) 9.89
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2/28/21
11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
( 2 .84 ) % $ 504,574 0 .76%
(f)
0 .75%
(f)
4 .09%
(f)
7%
3 .03 504,896 0 .79 0 .76 3 .90 13
5 .97 485,499 0 .76 0 .74 3 .78 32
( 8 .28 ) 540,518 0 .76 0 .75 3 .36 86
0 .09 509,874 0 .73 0 .73 2 .51 12
( 0 .52 ) 516,697 0 .76 0 .75 2 .83 31
( 3 .25 ) 13,139 1 .56
(f)
1 .55
(f)
3 .28
(f)
7
2 .22 15,823 1 .55 1 .52 3 .09 13
5 .11 18,115 1 .56 1 .54 2 .99 32
( 8 .96 ) 24,639 1 .56 1 .55 2 .51 86
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
( 1 .24 ) 43,211 1 .56 1 .55 2 .04 31
( 2 .85 ) 417,478 0 .56
(f)
0 .55
(f)
4 .29
(f)
7
3 .22 432,671 0 .55 0 .52 4 .08 13
6 .16 552,967 0 .56 0 .54 3 .97 32
( 7 .99 ) 568,498 0 .56 0 .55 3 .53 86
0 .21 709,958 0 .53 0 .53 2 .71 12
( 0 .31 ) 666,168 0 .56 0 .55 3 .03 31

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen
Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal
Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on
July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
*
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
California High Yield hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the
Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,092,526,980 $ – $ 1,092,526,980
Short-Term Investments:
Repurchase Agreements – 7,675,000 – 7,675,000
Unfunded Commitments* – – 272,406 272,406
Total $ – $ 1,100,201,980 $ 272,406 $ 1,100,474,386
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,554,421,575 $ – $ 1,554,421,575
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total $ – $ 1,567,421,575 $ – $ 1,567,421,575
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 211,784,517 $ – $ 211,784,517
Total $ – $ 211,784,517 $ – $ 211,784,517
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 389,152,877 $ – $ 389,152,877
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
Total $ – $ 394,152,877 $ – $ 394,152,877
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 363,688,406 $ – $ 363,688,406
Short-Term Investments:
Municipal Bonds – 8,790,000 – 8,790,000
Total $ – $ 372,478,406 $ – $ 372,478,406
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 930,853,562 $ – $ 930,853,562
Total $ – $ 930,853,562 $ – $ 930,853,562

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and
Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
California High Yield Fixed Income Clearing Corporation $ 7,675,000 $ (7,828,617)

Notes to Financial Statements
(continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 238,660,000 $ 4,530,000 $ 243,190,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 281,526,658 3.05%
California
— —
Connecticut
— —
Massachusetts
— —
New Jersey
— —
New York
— —

Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending:
California High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the fiscal period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. California High Yield has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation
(depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Asset and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 238,660,000 $ 4,530,000 $ 243,190,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
California High Yield
$ 52,131,336 $ 250,032,762
California
276,283,056 334,818,533
Connecticut
10,546,907 16,286,136
Massachusetts
56,352,589 127,743,408
New Jersey
73,260,901 30,580,889
New York
107,001,154 64,470,126

Notes to Financial Statements
(continued)
Puerto Rico Electric Power Authority Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”)
filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
California High Yield’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members.
This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Fund, along with other bondholders, chose to allow its Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Fund joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
Management is monitoring the bankruptcy proceedings and ongoing developments on the valuation of the unfunded commitment and the existing
PREPA bonds held by the Fund.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund Asset Class
Principal
Amount Value
Unrealized
Appreciation
(Depreciation)
California High Yield Unfunded Commitments $33,213,942 $272,406 $272,406

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
8/31/25
Year Ended
2/28/25
California High Yield Shares Value Shares Value
Subscriptions:
Class A 8,473,876 $63,980,792 13,321,489 $106,610,378
Class A - automatic conversion of Class C 3,154 24,320 9,521 75,971
Class C 292,360 2,197,801 402,185 3,215,087
Class I 10,791,263 81,275,411 23,215,585 185,264,920
Total subscriptions 19,560,653 147,478,324 36,948,780 295,166,356
Reinvestments of distributions:
Class A 1,212,031 9,174,071 2,371,499 18,932,100
Class C 48,203 364,459 99,688 794,349
Class I 1,246,931 9,438,033 2,660,871 21,223,010
Total reinvestments of distributions 2,507,165 18,976,563 5,132,058 40,949,459
Redemptions:
Class A (13,539,426) (102,324,631) (21,378,969) (170,272,540)
Class C (530,049) (4,029,554) (1,391,521) (11,082,986)
Class C - automatic conversion to Class A (3,158) (24,320) (9,521) (75,971)
Class I (24,714,129) (186,890,485) (25,189,567) (200,396,774)
Total redemptions (38,786,762) (293,268,990) (47,969,578) (381,828,271)
Net increase (decrease) (16,718,944) $(126,814,103) (5,888,740) $(45,712,456)
Six Months Ended
8/31/25
Year Ended
2/28/25
California Shares Value Shares Value
Subscriptions:
Class A 11,355,023 $109,838,548 13,933,604 $141,242,276
Class C 52,056 500,982 399,797 4,031,003
Class I 24,102,552 233,278,337 30,323,869 307,014,306
Total subscriptions 35,509,631 343,617,867 44,657,270 452,287,585
Reinvestments of distributions:
Class A 1,266,170 12,288,601 2,444,469 24,725,795
Class C 29,651 286,619 68,667 691,355
Class I 1,234,368 11,987,459 2,525,710 25,558,091
Total reinvestments of distributions 2,530,189 24,562,679 5,038,846 50,975,241
Redemptions:
Class A (9,257,549) (89,658,405) (18,999,270) (192,333,045)
Class C (479,952) (4,623,702) (1,139,224) (11,491,813)
Class I (28,773,636) (278,689,266) (29,092,234) (293,731,739)
Total redemptions (38,511,137) (372,971,373) (49,230,728) (497,556,597)
Net increase (decrease) (471,317) $(4,790,827) 465,388 $5,706,229

Notes to Financial Statements
(continued)
Six Months Ended
8/31/25
Year Ended
2/28/25
Connecticut Shares Value Shares Value
Subscriptions:
Class A 970,507 $9,016,930 2,568,959 $24,757,495
Class C 11,317 106,195 16,093 154,104
Class I 2,370,370 22,126,610 3,641,555 35,123,757
Total subscriptions 3,352,194 31,249,735 6,226,607 60,035,356
Reinvestments of distributions:
Class A 181,446 1,685,645 316,498 3,043,710
Class C 2,387 22,152 5,686 54,532
Class I 167,812 1,562,807 340,951 3,285,268
Total reinvestments of distributions 351,645 3,270,604 663,135 6,383,510
Redemptions:
Class A (1,289,800) (11,970,735) (2,528,569) (24,325,705)
Class C (100,050) (928,239) (133,641) (1,283,270)
Class I (2,483,297) (23,013,660) (5,485,850) (52,843,603)
Total redemptions (3,873,147) (35,912,634) (8,148,060) (78,452,578)
Net increase (decrease) (169,308) $(1,392,295) (1,258,318) $(12,033,712)
Six Months Ended
8/31/25
Year Ended
2/28/25
Massachusetts Shares Value Shares Value
Subscriptions:
Class A 575,387 $5,140,268 1,331,239 $12,353,372
Class C 42,438 378,759 71,075 655,611
Class I 9,567,222 85,412,910 8,260,511 76,851,130
Total subscriptions 10,185,047 90,931,937 9,662,825 89,860,113
Reinvestments of distributions:
Class A 336,797 3,014,439 741,416 6,890,151
Class C 5,030 44,683 10,079 92,962
Class I 368,366 3,300,035 1,020,316 9,488,788
Total reinvestments of distributions 710,193 6,359,157 1,771,811 16,471,901
Redemptions:
Class A (3,136,602) (28,140,549) (7,582,754) (70,512,772)
Class C (74,102) (664,608) (152,970) (1,407,821)
Class I (13,880,184) (124,295,421) (14,871,204) (137,808,955)
Total redemptions (17,090,888) (153,100,578) (22,606,928) (209,729,548)
Net increase (decrease) (6,195,648) $(55,809,484) (11,172,292) $(103,397,534)
Six Months Ended
8/31/25
Year Ended
2/28/25
New Jersey Shares Value Shares Value
Subscriptions:
Class A 5,784,825 $58,965,551 1,950,623 $20,580,264
Class A - automatic conversion of Class C 8,814 90,168 — —
Class C 52,764 539,216 128,335 1,344,799
Class I 3,632,741 37,189,661 4,894,929 51,823,386
Total subscriptions 9,479,144 96,784,596 6,973,887 73,748,449
Reinvestments of distributions:
Class A 256,160 2,618,218 477,353 5,032,382
Class C 8,051 81,917 16,600 174,126
Class I 183,443 1,881,329 510,372 5,399,535
Total reinvestments of distributions 447,654 4,581,464 1,004,325 10,606,043
Redemptions:
Class A (1,768,641) (18,086,080) (3,939,638) (41,524,751)
Class C (164,776) (1,681,026) (234,134) (2,461,712)
Class C - automatic conversion to Class A (8,857) (90,168) — —
Class I (3,542,700) (36,113,742) (8,495,528) (89,615,046)
Total redemptions (5,484,974) (55,971,016) (12,669,300) (133,601,509)
Net increase (decrease) 4,441,824 $45,395,044 (4,691,088) $(49,247,017)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
8/31/25
Year Ended
2/28/25
New York Shares Value Shares Value
Subscriptions:
Class A 7,243,660 $68,249,455 11,899,009 $117,171,245
Class A - automatic conversion of Class C 6,206 58,992 36,968 365,172
Class C 59,759 564,044 398,434 3,926,641
Class I 13,597,264 128,169,523 13,987,673 137,536,484
Total subscriptions 20,906,889 197,042,014 26,322,084 258,999,542
Reinvestments of distributions:
Class A 942,024 8,866,435 1,711,822 16,810,024
Class C 21,394 201,215 46,504 456,162
Class I 746,276 7,028,083 1,988,940 19,549,399
Total reinvestments of distributions 1,709,694 16,095,733 3,747,266 36,815,585
Redemptions:
Class A (5,579,772) (52,500,116) (11,238,473) (110,451,094)
Class C (280,466) (2,660,461) (626,030) (6,145,247)
Class C - automatic conversion to Class A (6,212) (58,992) (36,996) (365,084)
Class I (13,711,244) (128,942,193) (27,770,988) (271,528,463)
Total redemptions (19,577,694) (184,161,762) (39,672,487) (388,489,888)
Net increase (decrease) 3,038,889 $28,975,985 (9,603,137) $(92,674,761)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 920,925,572 $ 16,927,799 $ (72,660,463) $ (55,732,664)
California
1,660,651,751 10,260,929 (103,491,105) (93,230,176)
Connecticut
223,615,204 469,967 (12,300,654) (11,830,687)
Massachusetts
406,517,333 521,284 (12,885,740) (12,364,456)
New Jersey
392,242,403 4,169,644 (23,933,641) (19,763,997)
New York
966,939,091 6,990,389 (43,075,918) (36,085,529)

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 2,052,844 $ 175,899 $ — $ (2,394,419) $ (242,849,288) $ — $ (3,901,432) $ (246,916,396)
California
7,450,155 696 — (23,599,779) (176,965,539) — (5,443,321) (198,557,788)
Connecticut
891,962 — — (3,522,262) (17,895,766) — (616,399) (21,142,465)
Massachusetts
2,309,467 — — (850,560) (60,226,864) — (1,461,872) (60,229,829)
New Jersey
932,457 5,679 — (8,592,800) (13,881,660) — (984,616) (22,520,940)
New York
4,027,618 — — 7,454,433 (131,123,661) — (3,480,366) (123,121,976)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period February 3, 2025 through February 28, 2025 and paid on March 3, 2025.
Fund Short-Term Long-Term Total
California High Yield $ 85,086,837 $ 157,762,451 $ 242,849,288
California 107,604,077 69,361,462 176,965,539
Connecticut 6,983,961 10,911,805 17,895,766
Massachusetts 18,624,200 41,602,664 60,226,864
New Jersey 2,167,085 11,714,575 13,881,660
New York 78,886,570 52,237,091 131,123,661
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
California High Yield
0.1568%
California
0.1568
Connecticut
0.1568
Massachusetts
0.1568
New Jersey
0.1568
New York
0.1568
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ — $ 9,976,465 $ (603,392)
California
— — —
Connecticut
— — —
Massachusetts
5,108,615 5,345,650 (170,513)
New Jersey
1,154,746 — —
New York
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
California High Yield
$ 305,056 $ 302,037
California
561,316 558,766
Connecticut
62,095 61,065
Massachusetts
32,270 31,013
New Jersey
273,242 271,318
New York
424,253 419,202
Fund
Commission
Advances
California High Yield
$ 296,374
California
545,075
Connecticut
55,343
Massachusetts
26,765
New Jersey
263,752
New York
392,502
Fund
12b-1 Fees
Retained
California High Yield
$ 11,636
California
12,999
Connecticut
1,154
Massachusetts
2,093
New Jersey
4,498
New York
13,415

9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
California High Yield
$ 200,347
California
37,277
Connecticut
16,118
Massachusetts
1,024
New Jersey
9,653
New York
15,662
Fund
Maximum
Outstanding
Balance
California High Yield
$ 34,900,000
California
37,300,000
Connecticut
—
Massachusetts
25,300,000
New Jersey
689,928
New York
4,000,000

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Puerto Rico Electric Power Authority Bonds:
As mentioned earlier in these Notes to Financial Statements, on October 1, 2025, California High
Yield chose to allow its Bond Purchase Agreement with the FOMB to expire.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
1 $ 34,900,000 5.53%
California
37 14,421,415 5.53
Connecticut
— — —
Massachusetts
24 9,772,258 5.53
New Jersey
1 689,928 5.53
New York
1 4,000,000 5.53

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen California High Yield Municipal Bond Fund

Nuveen California Municipal Bond Fund

Nuveen Connecticut Municipal Bond Fund

Nuveen Massachusetts Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust II approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds. In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen California High Yield Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024. In its review, the Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. Although the Board considered that the Fund had experienced periods of challenged performance, the Board considered, among other things, the improved performance in 2024 and management’s discussion of the Fund’s outperformance, including that the Fund outperformed both of the closest California specific high-yield peers for the trailing one-year period. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board determined to renew the Advisory Agreements.

•

For Nuveen California Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group and outperformed its benchmark for the one- year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Connecticut Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and the third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Massachusetts Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one- year period ended December 31, 2024. In addition, the Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen New Jersey Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period ended December 31, 2024. The Board considered management’s analysis on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen New York Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

4

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen California High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the median of the Expense Group and the Expense Universe, respectively. The Board, however, considered the differences between the strategies of the Fund and those of various peers in the Expense Group, which limited the comparability of the peer expense data. The Board further considered that only two peers in the Expense Group had high yield strategies and the Fund’s net total expense ratio was comparable to one of these peers.

•

For Nuveen California Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group. In addition, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median, respectively. The Fund’s actual management fee rate was also above the Expense Universe median, and the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median, respectively.

•

For Nuveen Connecticut Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each slightly above (within 5 basis points) the Expense Universe median, and the Fund’s net total expense ratio was below the Expense Universe median.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Massachusetts Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate each ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s net total expense ratio ranked in the second quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) and net total expense ratio was below the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) and net total expense ratio matched the Expense Universe median.

•

For Nuveen New Jersey Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile, and the Fund’s net total expense ratio ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate was below the Expense Group median, the Fund’s actual management fee rate was slightly above (approximately 5 basis points) the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each slightly above (approximately 5 basis points or within 5 basis points) the Expense Universe median, and the Fund’s net total expense ratio was below the Expense Universe median.

•

For Nuveen New York Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group. In addition, although the Fund’s contractual management fee rate and actual management fee rate each ranked in the fourth quartile of its Expense Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the median of the Expense Group and the Expense Universe, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

6

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)